Goldman Sachs Trust

Institutional Liquid Assets




                         . Prime Obligations Portfolio

                         . Money Market Portfolio

                         . Government Portfolio

                         . Treasury Obligations Portfolio

                         . Treasury Instruments Portfolio

                         . Federal Portfolio

                         . Tax-Exempt Diversified Portfolio

                         . Tax-Exempt California Portfolio

                         . Tax-Exempt New York Portfolio

SEMI-ANNUAL REPORT                                           [LOGO]Goldman
June 30, 1999                                                      Sachs

-------------------------------------------------------------------------------
Goldman Sachs Trust
Institutional Liquid Assets

------------------------------------  ------------------------------------
Taxable Portfolios

Prime Obligations Portfolio. The Portfolio invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, obligations of U.S. banks, commercial paper and other short-term obligations of U.S. companies, states, municipalities and other entities, and repurchase agreements.

Money Market Portfolio. The Portfolio invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, U.S. dollar denominated obligations of U.S. and foreign banks, U.S. dollar denominated commercial paper and other short-term obligations of U.S. and foreign companies, foreign governments, states municipalities and other entities, and repurchase agreements.

Government Portfolio. The Portfolio invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

Treasury Obligations Portfolio. The Portfolio invests in securities issued or guaranteed by the U.S. Treasury and repurchase agreements relating to such securities.

Treasury Instruments Portfolio. The Portfolio invests in securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

Federal Portfolio. The Portfolio invests in securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.
Tax-Exempt Portfolios

Tax-Exempt Diversified Portfolio. The Portfolio invests in municipal obligations issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia.

Tax-Exempt California Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of California and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal and California state income taxes.

Tax-Exempt New York Portfolio. The Portfolio is a non-diversified portfolio consisting primarily of municipal obligations issued by or on behalf of the State of New York and its political subdivisions, agencies and instrumentalities and other obligations that are exempt from federal, New York state and New York City personal income taxes.

------------------------------------  ------------------------------------

Statement of Investments
--------------------------------------------------------------------------------
ILA Prime Obligations Portfolio
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--24.2%
Bank Holding Companies
BankAmerica Corp.
$  5,000,000             4.81%                    07/08/1999                   $    4,995,324
  15,000,000             4.81                     11/03/1999                       14,749,479
   5,000,000             4.84                     11/10/1999                        4,911,267
Commercial Banks
CP Trust Certificates Series 1996-1
  29,750,000             5.09                     07/01/1999                       29,750,000
Insurance
Prudential Funding Corp.
  35,000,000             4.75                     07/13/1999                       34,944,583
Receivable/Asset Financings
Corporate Receivables Corp.
  15,000,000             4.82                     07/20/1999                       14,961,842
Dakota Certificates of Standard Credit Card Master Trust
  25,000,000             5.11                     08/19/1999                       24,826,118
Edison Asset Securitization Corp.
  10,000,000             4.82                     07/09/1999                        9,989,289
  20,000,000             4.86                     09/15/1999                       19,794,800
Falcon Asset Securitization Corp.
  10,000,000             4.87                     07/15/1999                        9,981,061
Intrepid Funding Notes
  20,000,000             4.81                     07/22/1999                       19,943,883
  10,000,000             4.84                     08/05/1999                        9,952,944
WCP Funding Corp.
  10,000,000             4.81                     07/14/1999                        9,982,631
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
  25,000,000             5.72                     07/01/1999                       25,000,000
  10,000,000             4.87                     07/26/1999                        9,966,181
J.P. Morgan & Co., Inc.
  10,000,000             4.82                     07/12/1999                        9,985,272
Salomon Smith Barney Holdings, Inc.
  40,000,000             4.82                     07/22/1999                       39,887,533
---------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                               $  293,622,207
---------------------------------------------------------------------------------------------
Bank and Medium-Term Notes--6.9%
CIT Group Holdings, Inc.
$  5,000,000             6.40%                    01/28/2000                   $    5,036,326
Comerica Bank Detroit
  14,080,000             6.65                     06/01/2000                       14,187,206

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
Bank and Medium-Term Notes (continued)
First National Bank of Maryland
$ 10,000,000             5.09%                    01/13/2000                   $    9,998,965
Huntington National Bank
  10,000,000             4.98                     01/11/2000                        9,998,974
   5,000,000             5.05                     02/09/2000                        4,998,822
J.P. Morgan & Co., Inc.
   5,000,000             5.03                     02/07/2000                        5,000,000
Keybank, N.A.
  10,000,000             5.60                     06/16/2000                        9,992,626
National City Bank
  15,000,000             5.08                     02/11/2000                       14,996,449
Wachovia Bank, N.A.
  10,000,000             4.95                     08/16/1999                       10,000,000
---------------------------------------------------------------------------------------------
Total Bank and Medium-Term Notes                                               $   84,209,368
---------------------------------------------------------------------------------------------
Certificates of Deposit--4.5%
Chase Manhattan Corp.
$ 25,000,000             4.90%                    08/04/1999                   $   25,000,000
First National Bank of Maryland
  15,000,000             4.99                     01/25/2000                       14,997,526
  10,000,000             5.11                     02/23/2000                        9,997,810
Regions Bank
   5,000,000             5.15                     02/18/2000                        5,000,000
---------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                  $   54,995,336
---------------------------------------------------------------------------------------------
Taxable Municipal Note--0.4%
Ocean Spray Cranberries, Inc.(a)
$  5,000,000             5.22%                    07/07/1999                   $    5,000,000
---------------------------------------------------------------------------------------------
Total Taxable Municipal Note                                                   $    5,000,000
---------------------------------------------------------------------------------------------
Variable Rate Obligations(a)--34.6%
Bank One, N.A.
$ 40,000,000             4.87%                    07/01/1999                   $   39,998,017
Chase Manhattan Corp.
  10,000,000             5.00                     07/26/1999                        9,994,220
Comerica Bank Detroit
  15,000,000             4.88                     07/19/1999                       14,999,563
First National Bank of Chicago
  10,000,000             4.84                     07/14/1999                        9,999,786
First Union Corp.
  10,000,000             4.91                     07/02/1999                       10,000,000
  15,000,000             4.97                     08/18/1999                       15,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Prime Obligations Portfolio (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Fleet National Bank
$ 25,000,000             5.07%                    07/01/1999                   $   24,989,421
General Electric Capital Corp.
   5,000,000             5.06                     09/08/1999                        5,000,000
IBM Corp.
  20,000,000             4.83                     08/12/1999                       19,997,617
J.P. Morgan & Co., Inc.
  30,000,000             4.84                     07/07/1999                       29,999,712
Merrill Lynch & Co., Inc.
   5,000,000             4.91                     07/06/1999                        5,000,000
  25,000,000             4.90                     07/13/1999                       24,999,705
Monumental Life Insurance Co.
  20,000,000             5.10                     07/01/1999                       20,000,000
Morgan Stanley Dean Witter & Co.
  15,000,000             5.04                     08/18/1999                       15,007,675
New York Life Insurance Co.
  10,000,000             5.08                     09/01/1999                       10,000,000
Old Kent Bank & Trust Co.
  25,000,000             4.95                     07/01/1999                       24,990,380
Pacific Mutual Life Insurance Co.
  25,000,000             4.93                     07/01/1999                       25,000,000
PepsiCo, Inc.
  30,000,000             4.84                     08/19/1999                       29,995,455
PNC Bank, N.A.
  10,000,000             5.02                     07/27/1999                        9,999,466
SMM Trust Series 1998-A
   5,000,000             5.26                     09/16/1999                        5,000,000
Southtrust Bank of Alabama, N.A.
  15,000,000             4.87                     07/08/1999                       14,995,829
U.S. Bank, N.A.
  10,000,000             4.89                     07/08/1999                        9,999,467
U.S. Central Credit Union
  20,000,000             4.91                     07/14/1999                       20,000,000
Wells Fargo & Co.
  15,000,000             4.99                     09/10/1999                       14,994,399
  10,000,000             5.12                     09/20/1999                        9,999,787
---------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                                $  419,960,499
---------------------------------------------------------------------------------------------

 Principal            Interest                  Maturity                    Amortized
   Amount               Rate                      Date                         Cost
-------------------------------------------------------------------------------------------
Repurchase Agreements--29.4%
Joint Repurchase Agreement Account
$227,600,000            4.85%                  07/01/1999                 $  227,600,000
Joint Repurchase Agreement Account II
 130,000,000            5.13                   07/01/1999                    130,000,000
-------------------------------------------------------------------------------------------
Total Repurchase Agreements                                               $  357,600,000
-------------------------------------------------------------------------------------------
Total Investments                                                         $1,215,387,410(b)
-------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Money Market Portfolio
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                       Amortized
   Amount                Rate                        Date                           Cost
----------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations--36.6%
Bank Holding Companies
Banque Bruxelles Lambert
$ 11,000,000             4.83%                    08/10/1999                   $    10,940,967
Nordbanken North America
  30,000,000             4.81                     07/16/1999                        29,939,875
Commercial Banks
CP Trust Certificates Series 1996-1
  17,000,000             5.09                     07/01/1999                        17,000,000
Communications
Telstra Corp Ltd.
  30,000,000             4.82                     07/23/1999                        29,911,630
Engineering Accounting
Vattenfall Treasury, Inc.
  25,000,000             4.84                     08/18/1999                        24,838,667
Insurance
Prudential Funding Corp.
  10,000,000             4.85                     11/08/1999                         9,824,861
Receivable/Asset Financings
Atlantis One Funding
  35,000,000             5.12                     07/01/1999                        35,000,000
  35,000,000             4.82                     08/11/1999                        34,807,869
BCI Funding Corporation
  25,000,000             4.82                     08/12/1999                        24,859,417
Centric Capital Corp.
  25,000,000             4.82                     07/20/1999                        24,936,403
Edison Asset Securitization Corp.
  30,000,000             4.87                     07/29/1999                        29,886,367
  20,000,000             4.79                     07/30/1999                        19,922,828
Falcon Asset Securitization Corp.
  12,810,000             4.87                     07/15/1999                        12,785,739
Grand Funding Corp.
  35,000,000             4.82                     07/15/1999                        34,934,394
International Securitization Corp.
  34,745,000             4.82                     08/12/1999                        34,549,617
Intrepid Funding Notes
  10,575,000             4.85                     07/08/1999                        10,565,027
Rose One Plus
  23,483,000             4.83                     07/22/1999                        23,416,837
WCP Funding Corp.
  10,000,000             4.82                     07/21/1999                         9,973,222
  13,000,000             4.87                     07/26/1999                        12,956,035
Westpac Capital Corp.
  20,000,000             4.85                     07/19/1999                        19,951,500

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
Commercial Paper and Corporate Obligations (continued)
Receivable/Asset Financings (continued)
Windmill Funding Corp.
$ 50,000,000             4.82%                    07/14/1999                   $   49,912,972
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
  25,000,000             5.72                     07/01/1999                       24,915,451
  25,000,000             4.87                     07/26/1999                       25,000,000
C.S. First Boston Corp.
  26,000,000             4.88                     07/28/1999                       25,904,840
J.P. Morgan & Co., Inc.
  20,000,000             4.82                     07/12/1999                       19,970,544
Salomon Smith Barney Holdings, Inc.
  30,000,000             4.82                     07/22/1999                       29,915,650
---------------------------------------------------------------------------------------------
Total Commercial Paper and Corporate Obligations                               $  626,620,712
---------------------------------------------------------------------------------------------
Bank and Medium-Term Notes--2.3%
C.S. First Boston Corp.
 $20,000,000             5.15%                    02/17/2000                   $   20,000,000
Keybank, N.A.
  15,000,000             5.60                     06/16/2000                       14,988,939
NationsBank Corp.
   5,000,000             4.92                     07/06/1999                        5,000,000
---------------------------------------------------------------------------------------------
Total Bank and Medium-Term Notes                                               $   39,988,939
---------------------------------------------------------------------------------------------
Certificates of Deposit--5.6%
Chase Manhattan Corp.
 $20,000,000             4.87%                    07/21/1999                   $   20,000,000
  40,000,000             4.90                     08/04/1999                       40,000,000
First National Bank of Maryland
  10,000,000             4.99                     01/25/2000                        9,998,351
  15,000,000             5.11                     02/23/2000                       14,996,717
Royal Bank of Canada(a)
  10,000,000             5.70                     07/03/2000                        9,995,173
---------------------------------------------------------------------------------------------
Total Certificates of Deposit                                                  $   94,990,241
---------------------------------------------------------------------------------------------
Certificates of Deposit--Yankeedollar--7.6%
Bank Austria, New York
 $15,000,000             5.08%                    12/30/1999                   $   14,999,279
Commerzbank, New York
  20,000,000             5.01                     01/10/2000                       19,993,883
  15,000,000             5.00                     02/02/2000                       14,998,287
  15,000,000             5.07                     02/09/2000                       14,997,350

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Money Market Portfolio (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
Certificates of Deposit--Yankeedollar (continued)
Deutsche Bank, New York
$ 20,000,000             4.90%                    08/04/1999                   $   20,000,000
  25,000,000             5.02                     01/12/2000                       24,996,135
  15,000,000             5.25                     05/18/2000                       14,993,635
Toronto Dominion Bank, New York
   5,000,000             5.10                     12/29/1999                        5,000,120
---------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankeedollar                                    $  129,978,689
---------------------------------------------------------------------------------------------
Variable Rate Obligations(b)--37.9%
Abbey National Treasury Services
 $35,000,000             4.85%                    07/20/1999                   $   34,998,652
American Express Centurion Bank
  15,000,000             4.93                     07/12/1999                       14,999,223
Bayerische Hypo-Vereins
  50,000,000             4.88                     07/13/1999                       49,982,592
Bayerische Landesbank
  15,000,000             4.84                     07/12/1999                       14,991,875
  25,000,000             4.85                     07/22/1999                       24,998,871
C.S. First Boston Corp.
  10,000,000             5.15                     07/30/1999                       10,000,000
Chase Manhattan Corp.
  15,000,000             5.00                     07/26/1999                       14,991,330
Citigroup, Inc.
  20,000,000             5.14                     09/17/1999                       20,000,000
Comerica Bank Detroit
  20,000,000             4.88                     07/02/1999                       19,996,516
  15,000,000             4.88                     07/19/1999                       14,999,563
DaimlerChrysler N.A. Corp.(a)
  25,000,000             5.06                     08/06/1999                       24,969,880
Den Danske Bank Corp.
  15,000,000             4.84                     07/02/1999                       14,999,980
First Union Corp.
  15,000,000             4.91                     07/02/1999                       15,000,000
  30,000,000             4.97                     08/18/1999                       29,999,371
Fleet National Bank
  10,000,000             4.91                     07/01/1999                        9,997,930
  15,000,000             4.90                     07/01/1999                       14,993,652
General Electric Capital Corp.
  20,000,000             4.95                     07/12/1999                       20,000,000
J.P. Morgan & Co., Inc.
  10,000,000             4.95                     07/06/1999                       10,000,236
  30,000,000             4.84                     07/07/1999                       29,999,712

 Principal            Interest                  Maturity                    Amortized
   Amount               Rate                      Date                         Cost
-------------------------------------------------------------------------------------------
Variable Rate Obligations (continued)
Merrill Lynch & Co., Inc.
$  5,000,000            4.91%                  07/06/1999                 $    5,001,435
Monumental Life Insurance Co.
  25,000,000            5.10                   07/01/1999                     25,000,000
Morgan Stanley Dean Witter & Co.
  10,000,000            5.03                   08/16/1999                     10,005,277
National Rural Utilities Corp.
  20,000,000            4.97                   08/25/1999                     20,000,000
New York Life Insurance Co.
  10,000,000            5.08                   09/01/1999                     10,000,000
Northern Rock PLC
  25,000,000            5.11                   09/14/1999                     25,000,000
PNC Bank, N.A.
  25,000,000            4.82                   07/06/1999                     24,998,495
SMM Trust Series 1998-A
   8,000,000            5.26                   09/16/1999                      8,000,000
Societe Generale, New York
  25,000,000            4.87                   07/06/1999                     24,988,376
Southtrust Bank of Alabama, N.A.
  10,000,000            4.87                   07/08/1999                      9,996,081
U.S. Bank, N.A.
  20,000,000            4.88                   07/21/1999                     19,987,330
  10,000,000            5.05                   07/21/1999                     10,007,093
Wells Fargo & Co.
  35,000,000            4.99                   09/10/1999                     34,986,932
  10,000,000            5.12                   09/20/1999                      9,999,787
Westpac Banking Corp.
  20,000,000            4.88                   08/03/1999                     19,999,202
-------------------------------------------------------------------------------------------
Total Variable Rate Obligations                                           $  647,889,391
-------------------------------------------------------------------------------------------
Repurchase Agreements--12.1%
Joint Repurchase Agreement Account(c)
$106,600,000            4.85%                  07/01/1999                 $  106,600,000
Joint Repurchase Agreement Account II
 100,000,000            5.13                   07/01/1999                    100,000,000
-------------------------------------------------------------------------------------------
Total Repurchase Agreements                                               $  206,600,000
-------------------------------------------------------------------------------------------
Total Investments                                                         $1,746,067,972(d)
-------------------------------------------------------------------------------------------


---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
(a) Forward commitments.
(b) Variable rate security-base index is either U.S. Treasury Bill, LIBOR, one month commercial paper, Federal Funds or Prime lending rate.
(c) A portion of this security is segregated for forward commitments.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Government Portfolio
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                        Maturity                       Amortized
  Amount                 Rate                            Date                            Cost
-------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--63.9%
Federal Farm Credit Bank
$25,000,000              4.76%(a)                     07/10/1999                     $ 24,991,532
 30,000,000              4.79(a)                      07/11/1999                       29,996,375
  7,000,000              4.76                         01/18/2000                        6,993,225
Federal Home Loan Bank
 25,000,000              4.76(a)                      07/01/1999                       24,997,114
  5,000,000              4.96(a)                      07/01/1999                        4,998,033
 25,000,000              4.80(a)                      07/11/1999                       24,990,832
  5,000,000              5.52                         08/12/1999                        5,003,441
  2,495,000              4.90                         12/01/1999                        2,495,586
  5,000,000              4.90                         01/14/2000                        4,999,578
  5,600,000              4.80                         01/26/2000                        5,596,697
 12,000,000              4.79                         02/04/2000                       11,991,937
  3,000,000              5.04                         02/25/2000                        2,998,762
Federal Home Loan Mortgage Corp.
  5,000,000              4.71                         08/13/1999                        4,971,871
 10,000,000              5.02                         09/23/1999                        9,882,867
Federal National Mortgage Association
 10,000,000              4.75                         07/06/1999                        9,993,403
  2,760,000              6.03                         07/07/1999                        2,760,351
 15,000,000              4.74                         07/12/1999                       14,978,275
 25,000,000              5.18(a)                      07/15/1999                       24,989,955
  1,450,000              5.92                         08/11/1999                        1,451,084
  4,000,000              8.35                         11/10/1999                        4,048,511
 13,550,000              5.74                         12/23/1999                       13,608,678
  3,000,000              5.00                         05/05/2000                        2,997,062
  5,000,000              5.56                         07/24/2000                        4,998,084
Student Loan Marketing Association(a)
 10,000,000              4.94                         07/01/1999                        9,996,881
 25,000,000              4.77                         07/03/1999                       24,993,099
-------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                                             $279,723,233
-------------------------------------------------------------------------------------------------

 Principal             Interest                    Maturity                     Amortized
   Amount                Rate                        Date                          Cost
----------------------------------------------------------------------------------------------
Repurchase Agreements--36.1%
ABN/AMRO, Inc.(b)
$ 20,000,000             5.30%                    07/01/1999                   $ 20,000,000
Banc of America Securities(b)
  20,000,000             5.05                     07/01/1999                     20,000,000
Joint Repurchase Agreement Account
 117,900,000             4.85                     07/01/1999                    117,900,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                    $157,900,000
----------------------------------------------------------------------------------------------
Total Investments                                                              $437,623,233(c)
----------------------------------------------------------------------------------------------

(a) Variable rate security-base index is either Federal Funds, Prime lending rate, LIBOR or U.S. Treasury Bill.
(b) At June 30, 1999, these agreements were fully collateralized by Federal Agency obligations.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of the investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Treasury Obligations Portfolio
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                       Maturity                       Amortized
  Amount                 Rate                           Date                            Cost
------------------------------------------------------------------------------------------------
U.S. Treasury Obligations--17.2%
United States Treasury Notes
$39,000,000              6.38%                       01/15/2000                     $ 39,288,110
 10,000,000              5.38                        01/31/2000                       10,036,233
 18,000,000              7.75                        01/31/2000                       18,307,596
  7,000,000              5.88                        02/15/2000                        7,043,125
 10,000,000              8.50                        02/15/2000                       10,233,883
 10,000,000              7.13                        02/29/2000                       10,147,930
  5,000,000              5.50                        05/31/2000                        5,023,823
  4,000,000              6.13(a)                     07/31/2000                        4,030,938
------------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                     $104,111,638
------------------------------------------------------------------------------------------------
Repurchase Agreements--83.3%
ABN/AMRO, Inc.(b)
$28,000,000              4.90%                       07/01/1999                     $ 28,000,000
Bear Stearns Companies, Inc.(b)
 28,000,000              4.80                        07/01/1999                       28,000,000
C.S. First Boston Corp.(b)
  5,000,000              4.69                        07/12/1999                        5,000,000
Deutsche Morgan Grenfell(b)
 28,000,000              4.95                        07/01/1999                       28,000,000
Donaldson, Lufkin & Jenrette, Inc.(b)
 10,000,000              4.75                        08/11/1999                       10,000,000
Goldman, Sachs & Co.(b)
 28,000,000              4.90                        07/01/1999                       28,000,000
J.P. Morgan Securities, Inc.(b)
 28,000,000              4.90                        07/01/1999                       28,000,000

 Principal             Interest                    Maturity                     Amortized
   Amount                Rate                        Date                          Cost
----------------------------------------------------------------------------------------------
Repurchase Agreements (continued)
Joint Repurchase Agreement Account(c)
$215,500,000             4.85%                    07/01/1999                   $215,500,000
Lehman Brothers, Inc.(b)
  28,000,000             4.85                     07/01/1999                     28,000,000
Merrill Lynch Government Securities, Inc.(b)
  28,000,000             5.00                     07/01/1999                     28,000,000
Morgan Stanley Dean Witter & Co.(b)
  28,000,000             4.95                     07/01/1999                     28,000,000
  25,000,000             4.69                     07/12/1999                     25,000,000
Salomon Smith Barney, Inc.(b)
  25,000,000             4.80                     07/08/1999                     25,000,000
----------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                    $504,500,000
----------------------------------------------------------------------------------------------
Total Investments                                                              $608,611,638(d)
----------------------------------------------------------------------------------------------

(a) Forward commitment.
(b) At June 30, 1999, these agreements were fully collateralized by U.S. Treasury obligations.
(c) A portion of this security is segregated for forward commitments.
(d) The amount stated also represents aggregate cost for federal income tax purposes.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Treasury Instruments Portfolio
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                    Maturity                     Amortized
   Amount                Rate                        Date                          Cost
----------------------------------------------------------------------------------------------
U.S. Treasury Obligations--98.8%
United States Treasury Bills
$  7,000,000             3.75%                    07/08/1999                   $  6,994,896
   1,600,000             4.27                     07/08/1999                      1,598,672
   7,200,000             4.28                     07/08/1999                      7,194,008
   6,800,000             3.50                     07/15/1999                      6,790,744
   5,100,000             4.42                     07/15/1999                      5,091,244
   3,500,000             4.10                     07/29/1999                      3,488,839
  51,100,000             4.18                     07/29/1999                     50,933,868
   9,300,000             4.45                     07/29/1999                      9,267,812
   4,800,000             4.26                     08/12/1999                      4,776,172
  15,000,000             4.46                     08/12/1999                     14,922,038
  19,200,000             4.51                     08/26/1999                     19,065,301
  60,000,000             4.49                     09/09/1999                     59,476,750
     900,000             4.50                     09/16/1999                        891,338
   7,700,000             4.51                     09/16/1999                      7,625,805
United States Treasury Notes
 143,000,000             5.88                     08/02/1999                    143,127,860
 120,000,000             6.88                     08/02/1999                    120,233,463
 150,000,000             6.00                     08/16/1999                    150,217,916
United States Treasury Principal-Only Stripped Security
  50,000,000             4.71                     08/16/1999                     49,705,972
----------------------------------------------------------------------------------------------
Total U.S. Treasury Obligations                                                $661,402,698
----------------------------------------------------------------------------------------------
Total Investments                                                              $661,402,698(a)
----------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate or annualized discounted yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Federal Portfolio
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                       Maturity                       Amortized
  Amount                 Rate                           Date                           Cost
-----------------------------------------------------------------------------------------------
U.S. Government Agency Obligations--99.8%
Federal Farm Credit Bank
$25,000,000              4.69%                       07/01/1999                     $25,000,000
 40,000,000              4.72(a)                     07/01/1999                      39,997,357
 30,000,000              4.74(a)                     07/01/1999                      29,990,200
 35,000,000              4.80(a)                     07/01/1999                      35,000,000
 35,000,000              4.93(a)                     07/01/1999                      34,989,193
 35,000,000              4.95(a)                     07/01/1999                      34,987,091
 65,000,000              5.06                        07/01/1999                      65,000,000
329,600,000              4.69(a)                     07/01/1999                     329,600,000
  7,954,000              4.75                        07/06/1999                       7,948,752
 25,000,000              4.76(a)                     07/10/1999                      24,991,532
 50,000,000              4.79(a)                     07/13/1999                      50,000,000
 60,000,000              4.82(a)                     07/15/1999                      60,000,000
 20,200,000              4.78                        07/20/1999                      20,149,040
 12,000,000              4.77                        07/21/1999                      11,968,200
 25,000,000              4.85                        07/22/1999                      24,929,271
 90,000,000              4.82                        07/23/1999                      89,995,721
 25,000,000              4.86(a)                     07/23/1999                      24,991,097
 75,000,000              4.82                        07/27/1999                      74,738,917
  1,600,000              4.90                        08/09/1999                       1,591,507
 75,000,000              5.50                        09/01/1999                      75,047,820
  5,862,000              5.05                        09/23/1999                       5,792,926
 10,000,000              4.75                        12/01/1999                       9,994,643
 62,000,000              4.76                        01/18/2000                      61,969,492
Federal Home Loan Bank
 75,000,000              4.91(a)                     07/01/1999                      74,981,534
 50,000,000              4.96(a)                     07/01/1999                      49,980,328
 40,000,000              4.78                        07/02/1999                      39,994,689
125,000,000              5.20(a)                     07/07/1999                     124,962,571
100,000,000              4.77(a)                     07/08/1999                      99,990,548
 18,078,000              4.70                        07/09/1999                      18,059,119
 25,000,000              4.71                        07/09/1999                      24,973,833
 43,000,000              4.79                        07/09/1999                      42,954,229
 22,700,000              4.80                        07/09/1999                      22,675,787
125,000,000              4.80(a)                     07/11/1999                     124,954,158
 11,910,000              5.54                        07/13/1999                      11,912,425
 43,000,000              4.71                        07/14/1999                      42,926,864
125,000,000              4.86                        07/14/1999                     124,780,851
100,000,000              4.84                        07/16/1999                      99,798,333
100,000,000              4.85                        07/16/1999                      99,797,917
 13,000,000              6.38                        07/26/1999                      13,012,931
 60,000,000              4.87                        07/30/1999                      59,764,617
  2,400,000              4.78                        08/06/1999                       2,388,528
 25,000,000              4.90                        01/14/2000                      24,997,891
 50,000,000              4.80                        01/26/2000                      49,970,511
 50,000,000              4.79                        02/04/2000                      49,966,404
 30,000,000              4.95                        02/24/2000                      29,983,959
 15,000,000              5.04                        02/25/2000                      14,993,812
 25,000,000              5.15                        03/08/2000                      24,993,400

   Principal          Interest              Maturity              Amortized
    Amount              Rate                  Date                   Cost
---------------------------------------------------------------------------------
U.S. Government Agency Obligations (continued)
Federal Home Loan Bank (continued)
$      45,000,000           5.10%              05/17/2000       $   44,973,408
       25,000,000           5.26               05/26/2000           24,995,650
Student Loan Marketing Association
       60,000,000           4.94(a)            07/01/1999           59,981,284
      100,000,000           4.77(a)            07/03/1999           99,972,397
        9,500,000           4.80               07/06/1999            9,493,667
       37,000,000           5.48(a)            07/07/1999           37,007,357
       60,000,000           5.54(a)            07/07/1999           59,984,373
       75,000,000           4.82(a)            07/15/1999           75,000,000
       12,500,000           5.58               08/11/1999           12,509,541
       50,000,000           4.93               09/15/1999           49,992,309
       10,000,000           4.93(a)            09/16/1999            9,996,184
Tennessee Valley Authority
       35,000,000           4.82               07/22/1999           34,901,592
       10,000,000           8.38               10/01/1999           10,085,517
---------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                        $2,940,381,277
---------------------------------------------------------------------------------
Total Investments                                               $2,940,381,277(b)
---------------------------------------------------------------------------------

(a) Variable rate security-base index is either U.S. Treasury Bill, LIBOR, Federal Funds, Prime lending rate or 30 day discount note rate.
(b) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Alabama--4.5%
City of Mobile Industrial Development PCRB for Alabama Power Series 1993 A
 (A-1/VMIG1)
$ 7,000,000            3.80%                        07/01/1999                     $    7,000,000
Columbia IDRB for Alabama Power Co. Series 1995 B
 (A-1/VMIG1)
 14,500,000            3.45                         07/01/1999                         14,500,000
Columbia IDRB for Alabama Power Co. Series 1996 A
 (A-1/VMIG1)
 13,000,000            3.45                         07/01/1999                         13,000,000
Columbia IDRB for Alabama Power Co. Series 1999-B
 (A-1/VMIG1)
 10,000,000            3.45                         07/01/1999                         10,000,000
Homewood City Educational Building Authority Educational Facilities RB for
 Samford University Series 1996 (Bank of Nova Scotia)
 (A-1+/VMIG1)
  9,400,000            3.45                         07/01/1999                          9,400,000
Montgomery City Special Care RB Series 1994 A (Amsouth Bank) (VMIG1)
  6,620,000            3.65                         07/01/1999                          6,620,000
West Jefferson IDRB for Alabama Power Co. Series 1998
 (A-1/VMIG1)
  5,500,000            3.75                         07/01/1999                          5,500,000
-------------------------------------------------------------------------------------------------
                                                                                   $   66,020,000
-------------------------------------------------------------------------------------------------
Arizona--0.2%
Tempe VRDN Excise Tax Revenue Obligations Series 1998
 (A-1+/VMIG1)
$ 3,500,000            3.55%                        07/01/1999                     $    3,500,000
-------------------------------------------------------------------------------------------------
Arkansas--0.6%
Union County PCRB for Great Lakes Chemical Series 1988 (A-1)(a)
$ 9,000,000            3.72%                        07/01/1999                     $    9,000,000
-------------------------------------------------------------------------------------------------
California--0.6%
City of Long Beach TRANS Series 1998-1999 (SP1+)
$ 3,400,000            4.00%                        10/05/1999                     $    3,407,281
Los Angeles County California TRANS 1999-2000 Series A (SP1+/VMIG1)(b)
  5,000,000            4.00                         06/30/2000                          5,032,800
-------------------------------------------------------------------------------------------------
                                                                                   $    8,440,081
-------------------------------------------------------------------------------------------------
Florida--2.9%
Florida Local Government Financing Commission Pooled CP Notes Series A
 (First Union National Bank) (A-1/P-1)
$25,000,000            3.20%                        09/09/1999                     $   25,000,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Florida (continued)
Florida Local Government Financing Commission Pooled CP Notes Series A
 (First Union National Bank) (A-1/P-1)
$ 8,035,000            3.15%                        07/29/1999                     $    8,035,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984
 H-1 (A-1+/P-1)
  6,635,000            3.55                         07/07/1999                          6,635,000
Putnam County IDA Floating/Fixed Rate PCRB for Seminole Electric Series 1984
 H-2 (NRU LOC) (A-1+/P-1)
  3,850,000            3.55                         07/07/1999                          3,850,000
-------------------------------------------------------------------------------------------------
                                                                                   $   43,520,000
-------------------------------------------------------------------------------------------------
Georgia--20.6%
Albany Dougherty Payroll IDA PCRB for Georgia Power First Series 1991
 (VMIG1)
$ 2,120,000            3.75%                        07/01/1999                     $    2,120,000
Albany Dougherty PCRB for Philip Morris Companies, Inc. Series 1992 (A-1/P-
 1)
 17,000,000            3.60                         07/07/1999                         17,000,000
Atlanta Water & Sewer RB Series 1997 Eagle Tax-Exempt Trust Series 971003
 Class A COPS (FGIC) (A-1+)
 10,500,000            3.69                         07/01/1999                         10,500,000
Bartow County IDA PCRB for Georgia Power Co. First Series 1997
 (A-1/VMIG1)
  5,400,000            3.45                         07/01/1999                          5,400,000
Burke County IDA Adjustable Tender PCRB for Oglethorpe Power Corp. Series
 1993 A (FGIC) (A-1+/VMIG1)
 53,870,000            3.30                         07/07/1999                         53,870,000
Burke County IDA PCRB for Georgia Power Co. Ninth Series 1994 (A-1/VMIG1)
 10,400,000            3.65                         07/01/1999                         10,400,000
Burke County IDA PCRB for Georgia Power First Series 1992 (VMIG1)
 12,800,000            3.75                         07/01/1999                         12,800,000
Burke County PCRB for Georgia Power Co. Fifth Series 1995 (VMIG1)
  9,700,000            3.65                         07/01/1999                          9,700,000
Cobb County Development Authority PCRB for Georgia Power First Series 1991
 (VMIG1)
  8,330,000            3.75                         07/07/1999                          8,330,000
Cobb County IDA RB for Institute of Nuclear Power Operations Project Series
 1998 (Suntrust Bank) (AA3)
  5,265,000            3.75                         07/01/1999                          5,265,000
Columbus Hospital Authority Adjustable Rate Revenue Certificates for St.
 Frances Hospital Project Series 1994 (Suntrust Bank) (VMIG1)
  6,450,000            3.75                         07/07/1999                          6,450,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Georgia (continued)
Dekalb County IDRB for Siemens Energy & Automation, Inc. Series 1994 (P-1)
$ 3,750,000            3.70%                        07/01/1999                     $    3,750,000
Dekalb County Hospital Authority Revenue Anticipation Certificates for
 Dekalb Medical Center Series 1993 B (Suntrust Bank) (VMIG1)
  4,900,000            3.75                         07/07/1999                          4,900,000
Dekalb County School District TANS Series 1999 (VMIG1)
 15,000,000            2.88                         12/31/1999                         15,000,000
Floyd County PCRB for Georgia Power Co. Series 1996 (A-1/VMIG1)
  7,650,000            3.65                         07/01/1999                          7,650,000
Fulco Hospital Authority Revenue Anticipation Certificates for Piedmont
 Hospital Series 1999 (Suntrust Bank) (A-1+/VMIG1)
  7,500,000            3.75                         07/07/1999                          7,500,000
Georgia Municipal Electric and Gas Project One Subordinated Bonds Series
 1994 D (ABN/AMRO Bank) (A-1+/VMIG1)
 19,450,000            3.50                         07/07/1999                         19,450,000
Georgia Municipal Gas Authority Gas RB for Gas Portfolio II Project Series A
 (C.S. First Boston Corp./Morgan Guaranty Trust Company of New
 York/Bayerische Landesbank Girozentrale/Wachovia Bank/ABN/AMRO Bank) (A-1+)
 13,235,000            3.50                         07/07/1999                         13,235,000
Georgia Municipal Gas Authority RB for Agency Project Series B (C.S. First
 Boston/Morgan Guaranty/Bayerische Landesbank Girozentrale/Wachovia
 Bank/ABN/AMRO Bank) (A-1+)
  5,835,000            3.50                         07/07/1999                          5,835,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series B
 (C.S. First Boston/Morgan Guaranty/Bayerische Landesbank
 Girozentrale/Wachovia Bank) (A-1+)
 22,025,000            3.30                         07/07/1999                         22,025,000
Georgia Municipal Gas Authority RB Series A (C.S. First Boston/Morgan
 Guaranty/Bayerische Landesbank Girozentrale/Wachovia Bank/ABN/AMRO Bank)
 (A-1+)
 20,900,000            3.50                         07/07/1999                         20,900,000
Georgia Municipal Electric and Gas Subordinated Bonds for General Resolution
 Projects Series 1985 C (Bayerische Landesbank Girozentrale ) (A-1+/VMIG1)
 26,000,000            3.50                         12/31/1999                         26,000,000
Monroe County IDA PCRB for Georgia Power Co. Plant Scherer Project First
 Series 1997 (A-1/VMIG1)
  2,000,000            3.65                         07/01/1999                          2,000,000
Savannah Economic Development Authority PCRB for Savannah Electric & Power
 First Series 1993 (A-1/VMIG1)
  4,085,000            3.75                         07/01/1999                          4,085,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Georgia (continued)
State of Georgia GO Bonds Puttable Floating Option Tax-Exempt Receipts
 Series 1991 C (A-1+)
$10,205,000            3.77%                        07/01/1999                     $   10,205,000
-------------------------------------------------------------------------------------------------
                                                                                   $  304,370,000
-------------------------------------------------------------------------------------------------
Idaho--0.4%
State of Idaho TANS Series 1999 (SP1+/VMIG1)(b)
$ 6,500,000            4.25%                        06/30/2000                     $    6,553,235
-------------------------------------------------------------------------------------------------
Illinois--6.5%
Chicago City RB for Chicago Midway Airport Series 1996A Societe Generale
 Trustor Municipal Securities Trust Receipts (MBIA) (A-1+)
$12,000,000            3.77%                        07/01/1999                     $   12,000,000
City of Belleville IDA Refunding RB for Weyerhaeuser Project Series 1993 (A-
 1 )
  1,800,000            3.70                         07/01/1999                          1,800,000
Cook County GO VRDN Series 1996 (A-1+/VMIG1)
 22,200,000            3.45                         07/07/1999                         22,200,000
Illinois Health Facilities Authority VRDN Adjustable RB for Evanston
 Northwestern Health Care Corp. Series 1998 (A-1+/VMIG1)
 15,000,000            3.25                         05/31/2000                         15,000,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 Systems Series 1998 A (VMIG1)
  5,000,000            3.50                         07/01/1999                          5,000,000
Illinois Health Facilities Authority VRDN for Elmhurst Memorial Health
 Systems Series 1993 C (VMIG1)
  9,400,000            3.50                         07/01/1999                          9,400,000
Illinois Health Facilities Authority VRDN for Resurrection Health Care
 Series 1993 (A-1+/VMIG1)
  2,000,000            3.45                         07/01/1999                          2,000,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled
 Finance Program Series 1985 C (The First National Bank of Chicago) (A-
 1+/VMIG1)
 16,575,000            3.65                         07/07/1999                         16,575,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled
 Finance Program Series 1985 D (The First National Bank of Chicago) (A-
 1+/VMIG1)
  8,300,000            3.65                         07/07/1999                          8,300,000
Village of Sauget VRDN PCRB for Monsanto Project Series 1992 (P-1)
  3,300,000            3.65                         07/07/1999                          3,300,000
-------------------------------------------------------------------------------------------------
                                                                                   $   95,575,000
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Indiana--2.9%
Fort Wayne City Hospital Authority VRDN for Parkview Memorial Hospital
 Series 1985 D (Bank of America LOC) (VMIG1)
$ 1,180,000            3.50%                        07/07/1999                     $    1,180,000
Fort Wayne City Hospital Authority VRDN for Parkview Memorial Hospital
 Series 1989 B (Bank of America National Trust & Savings Association)
 (VMIG1)
 15,700,000            3.65                         07/01/1999                         15,700,000
Fort Wayne City Hospital Authority VRDN RB for Parkview Memorial Hospital
 Series 1985 C (Bank of America National Trust & Savings Association)
 (VMIG1)
  7,655,000            3.50                         07/07/1999                          7,655,000
Indiana Health Facility Authority Variable Rate Hospital RB for Daughters of
 Charity National Health System Series 1997 E (A-1+/VMIG1)
  4,630,000            3.35                         07/07/1999                          4,630,000
Princeton City PCRB for PSI Energy, Inc. Project Series 1997 (Morgan
 Guaranty Trust Company of New York) (A-1+/VMIG1)
  9,100,000            3.75                         07/01/1999                          9,100,000
Warrick County PCRB for ALCOA Series 1992 (A-1)
  5,000,000            3.90                         07/01/1999                          5,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   43,265,000
-------------------------------------------------------------------------------------------------
Iowa--1.9%
Chillicothe City PCRB for Midamerican Energy Co./Midwest Power Systems
 Series 1993 A (A-1/VMIG1)
$   900,000            3.75%                        07/07/1999                     $      900,000
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican Energy
 Co. Series 1986 A (A-1)
 15,400,000            3.70                         07/07/1999                         15,400,000
Muscatine County VRDN PCRB for Monsanto Series 1992 (P-1)
  1,000,000            3.65                         07/07/1999                          1,000,000
Salix City PCRB for Midamerican Energy Co./Midwest Power Systems Series 1993
 (A-1/VMIG1)
 10,895,000            3.75                         07/07/1999                         10,895,000
-------------------------------------------------------------------------------------------------
                                                                                   $   28,195,000
-------------------------------------------------------------------------------------------------
Kentucky--3.2%
Calvert City PCRB for Air Products and Chemicals, Inc. Series 1993 B (A-1)
$ 1,000,000            3.70%                        07/01/1999                     $    1,000,000
Kentucky Asset/Liability Commission TRAN Series 1999A (SP1+/VMIG1)(b)
 25,000,000            4.25                         06/28/2000                         25,209,750

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Kentucky (continued)
Kentucky Economic Development Financing Authority Adjustable Rate Hospital
 Facilities RB for The Health Alliance of Greater Cincinnati Series 1997 D
 (MBIA) (A-1+/VMIG1)
$ 4,832,000            3.35%                        07/07/1999                     $    4,832,000
Kentucky Turnpike Authority Resource Recovery Road Refunding RB Series 1987
 A Trust Receipts, Series 1997 (FSA) (A-1+/VMIG1)
  3,950,000            3.60                         07/07/1999                          3,950,000
Trimble County PCRB for Louisville Gas and Electric Co. Series 1996 A (A-
 1/VMIG1)
 12,500,000            3.20                         09/09/1999                         12,500,000
-------------------------------------------------------------------------------------------------
                                                                                   $   47,491,750
-------------------------------------------------------------------------------------------------
Louisiana--3.4%
Ascension Parish PCRB for Vulcan Materials Co. Series 1996
 (A-1+/VMIG1)
$ 8,200,000            3.55%                        07/07/1999                     $    8,200,000
Iberville Parish PCRB for Air Products and Chemicals Series 1992 (A-1)
  6,200,000            3.70                         07/01/1999                          6,200,000
Plaquemines Port Harbor & District Marine Terminal Series 1985 B for
 Electro-Coal Transfer Corp. (A-1+/P-1)
  7,050,000            3.15                         09/08/1999                          7,050,000
South Louisiana Port Commission RB for Occidental Petroleum Corp. Series
 1996 (Wachovia Bank) (P-1)
 11,800,000            3.35                         07/07/1999                         11,800,000
St. James Parish PCRB for Occidental Petroleum Corp. Series 1996 (Wachovia
 Bank) (P-1)
  8,000,000            3.35                         07/07/1999                          8,000,000
State of Louisiana Adjustable Tender GO Refunding Bonds Series 1991 A
 (Credit Local de France) (A-1+/VMIG1)
  8,800,000            3.10                         08/19/1999                          8,800,000
-------------------------------------------------------------------------------------------------
                                                                                   $   50,050,000
-------------------------------------------------------------------------------------------------
Maryland--1.4%
Baltimore County Metropolitan District CP BANS Series 1995
 (A-1+/P-1+)
$ 9,000,000            3.20%                        09/09/1999                     $    9,000,000
Washington Suburban Sanitary District GO VRDN Series 1998
 (A-1+/VMIG1)(a)
 12,100,000            3.45                         07/07/1999                         12,100,000
-------------------------------------------------------------------------------------------------
                                                                                   $   21,100,000
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Massachusetts--1.9%
Commonwealth of Massachusetts Eagle Tax-Exempt Trust Series 97C2101 Class A
 COPS (MBIA) (A-1+)
$10,195,000            3.69%                        07/01/1999                     $   10,195,000
Commonwealth of Massachusetts GO Refunding Bonds Series 1998 A (A-1+/VMIG1)
  5,500,000            3.60                         07/01/1999                          5,500,000
Massachusetts Health & Education Facility Authority for Harvard University
 Series A Eagle Tax-Exempt Trust Series 972104 Class A COPS (A-1+)
 12,500,000            3.69                         07/01/1999                         12,500,000
-------------------------------------------------------------------------------------------------
                                                                                   $   28,195,000
-------------------------------------------------------------------------------------------------
Michigan--3.7%
Michigan State Building Authority CP Notes Series 2 (CIBC) (A-1+/P-1)
$31,000,000              3.15%                      08/05/1999                     $   31,000,000
Michigan State Hospital Finance Authority Variable Rate Hospital Refunding
 RB for Daughters of Charity National Health System Series 1997 E (A-
 1+/VMIG1)
  4,595,000              3.35                       07/07/1999                          4,595,000
Michigan State Strategic Fund PCRB for Detroit Edison Series 1995 CC
 (Barclays Bank PLC) (A-1+/P-1)
  1,000,000              3.45                       07/01/1999                          1,000,000
Michigan State Trunk Line Fund Series 1998 A--Eagle Tax-Exempt Trust Series
 982202 Class A Certificates (A-1+)
 18,000,000              3.69                       07/01/1999                         18,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   54,595,000
-------------------------------------------------------------------------------------------------
Minnesota--1.3%
Becker PCRB for Northern States Power Co.--Sherburne County Generating
 Station Unit 3 Project Series 1992-A (A-1+/P-1)
$ 8,600,000              3.20%                      08/26/1999                     $    8,600,000
Minnesota Higher Education Facility Authority VRDN for Carleton College
 Series 3-l2 (VMIG1)
  4,175,000              3.50                       07/01/1999                          4,175,000
White Bear Lake Refunding IDRB for Weyerhaeuser Project Series 1993 (A-1)
  6,800,000              3.70                       07/01/1999                          6,800,000
-------------------------------------------------------------------------------------------------
                                                                                   $   19,575,000
-------------------------------------------------------------------------------------------------
Mississippi--0.1%
Canton IDRB for Levi Strauss & Co. Series 1995 (Bank of America National
 Trust & Savings Association) (A-1+)
$ 1,600,000              3.45%                      07/07/1999                     $    1,600,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Missouri--0.3%
Missouri Environmental Improvement & Energy VRDN PCRB for Monsanto Series
 1993 (P-1)
$ 5,000,000              3.60%                      07/07/1999                     $    5,000,000
-------------------------------------------------------------------------------------------------
Nevada--1.8%
Clark County Refunding RB for Nevada Airport System Series 1993 A (MBIA) (A-
 1+/VMIG1)
$25,970,000              3.30%                      07/07/1999                     $   25,970,000
-------------------------------------------------------------------------------------------------
New Mexico--0.9%
New Mexico State TRANS 1999-2000 Series 1999 (SP1+/VMIG1)(b)
$12,500,000              4.00%                      06/30/2000                     $   12,592,875
-------------------------------------------------------------------------------------------------
New York--2.3%
Long Island Power Authority Electric System Subordinated RB
 Series 4 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank
 Girozentrale) (A-1/VMIG1)
$15,800,000              3.15%                      08/26/1999                     $   15,800,000
New York City Municipal Water Finance Authority CP Notes Series 4
 (Westdeutsche Landesbank Girozentrale) (A-1+/VMIG1)
  8,000,000              3.20                       07/09/1999                          8,000,000
New York State Environmental Facility Corp. Floating Rate Trust Receipts
 Series 1997 (A-1/VMIG1)
 10,425,000              3.65                       07/01/1999                         10,425,000
-------------------------------------------------------------------------------------------------
                                                                                   $   34,225,000
-------------------------------------------------------------------------------------------------
North Carolina--2.0%
Charlotte Variable Rate Airport Refunding RB Series 1993 A (MBIA)
 (A-1+/VMIG1)
$ 6,450,000              3.30%                      07/07/1999                     $    6,450,000
North Carolina Medical Care Commission Health Care Facilities RB for
 Wakenmed Project Series 1999 (Wachovia Bank) (A-1+)
 19,000,000              3.60                       07/01/1999                         19,000,000
Rockingham County Refunding PCRB for Philip Morris Project Series 1992 (A-
 1/P-1)
  3,960,000              3.70                       07/01/1999                          3,960,000
-------------------------------------------------------------------------------------------------
                                                                                   $   29,410,000
-------------------------------------------------------------------------------------------------
Ohio--1.9%
Hamilton County Adjustable Rate Hospital Facilities RB for The Health
 Alliance of Greater Cincinnati Series 1997 B (MBIA) (A-1+/VMIG1)(a)
$28,175,000              3.35%                      07/07/1999                     $   28,175,000
-------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt Diversified Portfolio (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Oklahoma--2.3%
Muskogee Industrial Trust Pollution Control for Oklahoma Gas and Electric
 Company Project Series 1997 A (A-1+/VMIG1)
$33,500,000              3.55%                      07/07/1999                     $   33,500,000
-------------------------------------------------------------------------------------------------
Oregon--0.4%
Lane County PCRB for Weyerhaeuser Company Series 1994 (A-1)(a)
$ 6,500,000              3.70%                      07/01/1999                     $    6,500,000
-------------------------------------------------------------------------------------------------
Pennsylvania--2.0%
City of Philadelphia TRANS Series A 1999-2000 (SP1+/MIG1)(b)
$15,000,000              4.25%                      06/30/2000                     $   15,108,600
Commonwealth of Pennsylvania GO Bonds First Series 1994 Eagle Tax-Exempt
 Trust 943804 Class A COPS (AMBAC) (A-1)(a)
 14,400,000              3.69                       07/01/1999                         14,400,000
-------------------------------------------------------------------------------------------------
                                                                                   $   29,508,600
-------------------------------------------------------------------------------------------------
South Carolina--0.7%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (NRU) (A-1+/VMIG1)
$ 8,625,000              3.55%                      07/07/1999                     $    8,625,000
York County Floating/Fixed Rate PCRB Series 1984 N (NRU)
 (A-1+/VMIG1)
  1,100,000              3.55                       07/07/1999                          1,100,000
-------------------------------------------------------------------------------------------------
                                                                                   $    9,725,000
-------------------------------------------------------------------------------------------------
Tennessee--0.5%
Bradley County VRDN for Olin Corp. Series 1993 C (Wachovia Bank) (A-1+)
$ 7,400,000              3.75%                      07/01/1999                     $    7,400,000
-------------------------------------------------------------------------------------------------
Texas--18.2%
Brazos Harbor Industrial Development Corp. Variable Rate for Monsanto
 Company (P-1)
$ 3,500,000              3.65%                      07/07/1999                     $    3,500,000
Brazos River Authority PCRB for Monsanto Co. Series 1994 (P-1)
  5,100,000              3.65                       07/07/1999                          5,100,000
Brazos River Authority VRDN for Monsanto Co. (P-1)
  5,300,000              3.65                       07/07/1999                          5,300,000
City of Belton Industrial Development Corp. Refunding RB for the Butt
 Grocery Series 1993 (Chase Bank of Texas) (P-1)
  2,875,000              3.45                       07/07/1999                          2,875,000
City of Houston GO CP Notes Series A (A-1+/P-1)
 20,000,000              3.10                       08/19/1999                         20,000,000
  7,800,000              3.20                       08/19/1999                          7,800,000
  5,000,000              3.20                       08/24/1999                          5,000,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Texas (continued)
City of Houston GO CP Notes Series B (A-1+/P-1)
$ 5,000,000              3.20%                      08/24/1999                     $    5,000,000
City of Houston GO CP Notes Series C (A-1+/P-1)
  5,000,000              3.45                       10/07/1999                          5,000,000
City of San Antonio Electric & Gas System Revenue RB Series 1997 (A-1+)
 36,800,000              3.77                       07/01/1999                         36,800,000
Coastal Bend Health Facilities Development Corp. Incarnate Word Health
 System RB Series 1998 B (AMBAC) (VMIG1)
 10,000,000              3.30                       07/07/1999                         10,000,000
Harris County Health Facilities Development Corp. Health Care System United
 Priced Demand Adjustable RB for the School of The Incarnate Word Series
 1997 A (A-1+/VMIG1)
 10,000,000              3.15                       08/19/1999                         10,000,000
  4,000,000              3.10                       08/19/1999                          4,000,000
Harris County Health Facilities Development Corp. RB for Memorial Hospital
 System Series 1997 B (MBIA) (A-1+/VMIG1)
  7,600,000              3.30                       07/07/1999                          7,600,000
Harris County Toll Road VRDN Series 1994 C (A-1+/VMIG1)
 22,700,000              3.35                       07/07/1999                         22,700,000
Harris County Toll Road VRDN Series 1994 D (A-1+/VMIG1)
  3,230,000              3.35                       07/07/1999                          3,230,000
San Antonio Electric & Gas System CP Notes Series A (A-1+/P-1)
 23,000,000              3.15                       08/17/1999                         23,000,000
 15,000,000              3.10                       08/23/1999                         15,000,000
State of Texas TRANS CP Notes Series 1997 B (A-1+/P-1)
 16,000,000              2.95                       07/28/1999                         16,000,000
 16,000,000              2.95                       08/23/1999                         16,000,000
State of Texas TRANS Series 1998 (SP1+/VMIG1)
 40,000,000              4.50                       08/31/1999                         40,087,700
Waco Health Facilities Development Corp. Variable Rate RB for Charity
 Obligation Group Series 1997 E (A-1+/VMIG1)
  5,000,000              3.35                       07/07/1999                          5,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $  268,992,700
-------------------------------------------------------------------------------------------------
Utah--3.8%
Central Utah Water Conservancy District GO Limited Tax Refunding Bonds
 Variable Rate Tender Option Bonds Series 1998 E
 (AMBAC) (A-1+/VMIG1)
$ 7,000,000              3.45%                      07/07/1999                     $    7,000,000
Central Utah Water Conservancy District GO Limited Tax Refunding Bonds
 Variable Rate Tender Option Bonds Series 1998 F (AMBAC)
 (A-1+/VMIG1)
  7,490,000              3.45                       07/07/1999                          7,490,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
Utah (continued)
Intermountain Power Agency Variable Rate Power Supply Refunding RB Series E
 (AMBAC) (A-1+/VMIG1)
$11,000,000              3.13%                      09/15/1999                     $   11,000,000
 20,000,000              3.15                       07/22/1999                         20,000,000
State of Utah Adjustable Rate GO Highway Bonds Series 1999 D (A-1+/VMIG1)
 11,000,000              3.60                       07/01/1999                         11,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   56,490,000
-------------------------------------------------------------------------------------------------
Virginia--1.4%
Chesapeake IDA PCRB for Virginia Electric & Power Series 1985 (A-1/VMIG1)
$12,000,000              3.15%                      08/13/1999                     $   12,000,000
Chesterfield County IDA PCRB for Virginia Electric & Power Series 1987 A (A-
 1/VMIG1)
  5,000,000              3.15                       08/13/1999                          5,000,000
Louisa County PCRB for Virginia Electric & Power Series 1984 (A-1/VMIG1)
  4,000,000              3.20                       08/06/1999                          4,000,000
-------------------------------------------------------------------------------------------------
                                                                                   $   21,000,000
-------------------------------------------------------------------------------------------------
Washington--3.1%
King County Limited Tax GO Bonds Series 1994 A Eagle Tax-Exempt Trust Series
 97C 4701 Class A Certificates (A-1+)
$10,000,000              3.69%                      07/01/1999                     $   10,000,000
King County Sewer Revenue BANS CP Series A (A-1/P-1)
 14,100,000              3.15                       08/16/1999                         14,100,000
  9,200,000              3.20                       09/08/1999                          9,200,000
Port of Grays Harbor Industrial Development Corp. for Weyerhaeuser Project
 Series 1993 (A-1)
  5,850,000              3.70                       07/01/1999                          5,850,000
Port of Grays Harbor Refunding IDA for Weyerhaeuser Project Series 1992 (A-
 1)
  1,000,000              3.70                       07/01/1999                          1,000,000
Union Gap City Refunding IDA for Weyerhaeuser Project Series
 1992 (A-1)
  1,600,000              3.70                       07/01/1999                          1,600,000
Washington Health Care Facilities Authority Series 1985 B
 (A-1+/VMIG1)
  4,100,000              3.40                       07/01/1999                          4,100,000
-------------------------------------------------------------------------------------------------
                                                                                   $   45,850,000
-------------------------------------------------------------------------------------------------

 Principal            Interest                    Maturity                      Amortized
  Amount                Rate                        Date                           Cost
-----------------------------------------------------------------------------------------------
West Virginia--0.2%
Marshall County RB Series 1997 (Bayer Corporation) (A-1+/P-1)
$ 3,500,000           3.80%                      07/01/1999                   $    3,500,000
-----------------------------------------------------------------------------------------------
Wisconsin--4.8%
City of Milwaukee Short-Term School Order Notes Series 1998 B
 (SP1+/VMIG1)
$48,500,000           4.25%                      08/26/1999                   $   48,551,893
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series
 1992 A Eagle Tax-Exempt Trust Series 944905 (A-1)
 15,085,000           3.69                       07/01/1999                       15,085,000
Wisconsin Health & Educational Facilities Authority VRDN for Wheaton
 Franciscan Services Series 1997 (Toronto Dominion Bank) (A-1+/VMIG1)
  7,000,000           3.80                       07/01/1999                        7,000,000
-----------------------------------------------------------------------------------------------
                                                                              $   70,636,893
-----------------------------------------------------------------------------------------------
Wyoming--1.0%
Sweetwater PCRB for Pacificorp Project Series 1990 A (C.S. First Boston
 LOC) (VMIG1)
$14,500,000           3.35%                      07/07/1999                   $   14,500,000
-----------------------------------------------------------------------------------------------
Total Investments                                                             $1,534,021,134(c)
-----------------------------------------------------------------------------------------------

(a) A portion of this security is segregated for forward commitments.
(b) Forward commitments.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                        Maturity                       Amortized
  Amount                 Rate                            Date                            Cost
-------------------------------------------------------------------------------------------------
California--97.2%
Alameda-Contra Costa Schools Financing Authority VRDN COPS for Capital
 Improvement Financing Project Series F
 (KBC Bank N.V. LOC) (A-1+)
$ 5,565,000              3.45%(a)                     07/01/1999                     $  5,565,000
Alameda County TRANS 1999-2000 (SP-1+/VMIG1)
  4,000,000              4.00(a)                      07/07/2000                        4,026,240
California GO TECP Notes (A-1/P-1)
 10,100,000              3.15                         07/22/1999                       10,100,000
California Health Facilities Authority Insured Variable Rate Hospital RB
 for Adventist Health System/West Series 1998 A (MBIA) (A-1+/VMIG1)
  1,500,000              3.10                         07/01/1999                        1,500,000
California Health Facilities Financing Authority Insured Variable Rate
 Hospital RB for Adventist Health System/West Series 1998 B (MBIA) (A-
 1+/VMIG1)
 18,100,000              3.10                         07/01/1999                       18,100,000
California Health Facilities Financing Authority Insured Variable Rate
 Hospital RB For Adventist Health System/West Series 1998 C (MBIA) (A-
 1+/VMIG1)
  4,600,000              3.10                         07/01/1999                        4,600,000
California Pollution Control Financing Authority Adjustable TRB for
 Southern California Edison Series 1986 D (A-1/VMIG1)
  1,200,000              3.35                         07/01/1999                        1,200,000
California Pollution Control Financing Authority for Shell Oil Series 1991
 A (A-1+/VMIG1)
  1,700,000              2.85                         07/01/1999                        1,700,000
California Pollution Control Financing Authority for Shell Oil Series 1991
 B (A-1+/P-1)
  2,100,000              2.85                         07/01/1999                        2,100,000
California Pollution Control Financing Authority for Southern California
 Edison TRB Series 1986 A (A-1/VMIG1)
  8,400,000              3.35                         07/01/1999                        8,400,000
California Pollution Control Financing Authority for Southern California
 Edison TRB Series 1986 B (A-1/VMIG1)
  1,100,000              3.35                         07/01/1999                        1,100,000
California Pollution Control Financing Authority PCRB for Pacific Gas &
 Electric Company Series 1996 E (Morgan Guaranty Trust Company of New
 York) (A-1+/VMIG1)
  3,000,000              3.30                         07/01/1999                        3,000,000
California Pollution Control Financing Authority PCRB for Pacific Gas &
 Electric Company Series 1996 F (Banque Nationale de Paris, S.A.) (A-1)
 10,125,000              3.10                         07/01/1999                       10,125,000
California Pollution Control Financing Authority PCRB for Pacific Gas &
 Electric Company Series 1997 A (Toronto Dominion Bank) (A-1+)
 23,500,000              3.10                         07/01/1999                       23,500,000

 Principal             Interest                        Maturity                       Amortized
  Amount                 Rate                            Date                            Cost
-------------------------------------------------------------------------------------------------
California (continued)
California School Cash Reserve Program Authority Pool Bonds Series 1998 A
 (AMBAC) (SP1+/VMIG1)
$11,000,000              4.50%(a)                     07/02/1999                     $ 11,000,519
California School Cash Reserve Program Authority Pool Bonds Series 1999 A
  5,000,000              4.00                         07/03/2000                        5,000,000
California Statewide Communities Series (FSA) (SP1+/VMIG1)
  5,000,000              4.00(a)                      06/30/2000                        5,039,600
Chula Vista IDRB for San Diego Gas & Electric Company Series 1996 A (A-
 1/VMIG1)
 11,700,000              3.70                         07/01/1999                       11,700,000
City of Fresno VRDN MF Hsg. Refunding RB for Heron Pointe & Stone Series
 1996 A (Wells Fargo Bank) (VMIG1)
  3,315,000              3.10                         07/07/1999                        3,315,000
City of Huntington Beach Monthly Floating Rate Demand MF Hsg. RB Series
 1985 A (Bank of America National Trust & Savings Association) (VMIG1)(b)
  7,200,000              4.00                         07/30/1999                        7,200,000
City of Huntington Beach VRDN MF Hsg Refunding RB for Huntington Breakers
 Project- Freddie Mac Credit Enhanced Series 1996 A (FHLMC LOC) (VMIG1)
  6,000,000              3.20                         07/07/1999                        6,000,000
City of Long Beach TRANS Series 1998-1999 (SP1+)
  1,700,000              4.00                         10/05/1999                        1,703,641
City of Newport Beach VRDN RB for Hoag Memorial Presbyterian Hospital
 Series 1996 A (A-1+/VMIG1)
  1,000,000              3.15                         07/01/1999                        1,000,000
City of Newport Beach VRDN RB Series 1996 B for Hoag Memorial Presbyterian
 Hospital (A-1+/VMIG1)
  3,000,000              3.15                         07/01/1999                        3,000,000
City of San Diego Certificates of Undivided Interest in The Water Utility
 Fund Series 1998 (FGIC) (A-1+)
 15,685,000              3.57                         07/01/1999                       15,685,000
Contra Costa Water District TECP Notes Series A (A-1+/P-1)
  5,200,000              2.90                         07/21/1999                        5,200,000
  2,000,000              2.95                         10/07/1999                        2,000,000
County of Los Angeles Pension Obligation Refunding Bonds Series 1996 A
 (AMBAC) (A-1+/VMIG1)
  4,000,000              3.25                         07/07/1999                        4,000,000
County of Los Angeles Pension Obligation Refunding RB Series 1996 B
 (AMBAC) (A-1+/VMIG 1)
  3,700,000              3.25                         07/07/1999                        3,700,000
County of Los Angeles Pension Obligation Refunding RB Series 1996 C (AMBAC
 ) (A-1+/VMIG1)
  1,800,000              3.25                         07/07/1999                        1,800,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 Principal            Interest                     Maturity                      Amortized
  Amount                Rate                         Date                           Cost
---------------------------------------------------------------------------------------------
California (continued)
East Bay Municipal Utility District Water & Waste Water CP Notes
 (A-1+/P-1)
$ 7,800,000             3.05%                     07/22/1999                   $    7,800,000
Fremont City Pursuant to a Lease with Fremont Public Financing Authority
 VRDN COPS for Family Resource Center Financing Project Series 1998 (KBC
 Bank) (A-1+)
  2,000,000             3.45                      07/01/1999                        2,000,000
Fremont VRDN MF Hsg. RB For Creekside Village Apartments Series 1985 D
 (KBC Bank) (VMIG1)
 14,400,000             3.65                      07/01/1999                       14,400,000
Irvine Ranch Water District Consolidated Refunding RB Series 1993 A (Bank
 of America National Trust & Savings Association)
 (A-1+/VMIG1)
  4,905,000             3.15                      07/01/1999                        4,905,000
Kern High School District TRANS Series 1998 (SP1+)
 18,000,000             4.00                      08/26/1999                       18,014,123
Kings County Housing Authority VRDN MF Hsg. Refunding RB for Edgewater
 Series 1996 A (Wells Fargo Bank) (VMIG1)
  6,555,000             3.10                      07/07/1999                        6,555,000
Long Beach City Housing Authority VRDN MF Hsg. RB for Channel Point
 Apartments Series 1998 A (FNMA) (A-1 )
  6,250,000             3.60                      07/01/1999                        6,250,000
Los Angeles City TRANS 1999
  5,000,000             4.00(a)                   06/30/2000                        5,031,350
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB
 for Malibu Meadows II Project Series 1998 B (FNMA) (A-1+)
  3,200,000             3.60                      07/01/1999                        3,200,000
Los Angeles County Housing Authority Variable Rate MF Hsg. Refunding RB
 for Malibu Meadows II Project Series 1998 C (FNMA) (A-1+)(b)
 14,349,000             3.60                      07/01/1999                       14,349,000
Los Angeles County Metro TRANS Authority 2nd Sub Sales Tax Revenue CP
 Notes Series A (National Westminster Bank PLC/Bayerische Hypotheken
 Vereinsbank AG/CIBC) (A-1/P-1)
 10,000,000             2.80                      08/05/1999                       10,000,000
  3,000,000             2.90                      07/23/1999                        3,000,000
Los Angeles County TRANS Series A 1999-2000 (SP1+/VMIG1)
 10,000,000             4.00(a)                   06/30/2000                       10,065,600
Los Angeles Unified School District Variable Rate COPS for Belmont
 Learning Complex Series 1997 A (Commerzbank AG) (VMIG1)
 26,890,000             3.00                      07/07/1999                       26,890,000
Los Angeles Waste Water System CP Revenue Notes (Morgan Guaranty Trust
 Company of New York/UBS AG) (A-1+/P-1)
  7,000,000             2.95                      09/09/1999                        7,000,000

 Principal             Interest                      Maturity                        Amortized
  Amount                 Rate                          Date                             Cost
-------------------------------------------------------------------------------------------------
California (continued)
MSR Public Power Agency RB Series 1997 E (MBIA) (A-1+/VMIG-1)
$ 6,000,000              3.25%                      07/01/1999                     $    6,000,000
MSR Public Power Agency Subordinate Lien RB for San Juan Project Series 1997
 D (MBIA) (A-1+/VMIG-1)
 19,000,000              3.25                       07/01/1999                         19,000,000
Oakland Joint Powers Financing Authority Lease RB Series 1998 A-2 (Financial
 Security Assurance, Inc.) (A-1+/VMIG1)
  2,000,000              3.50                       07/01/1999                          2,000,000
Orange County Apartment Development Refunding RB for Larkspur Canyon
 Apartments Series 1997 A (FNMA) (A-1+)
  7,635,000              3.20                       07/07/1999                          7,635,000
Orange County VRDN Apartment Development RB for Hidden Hills Development
 Corporation Series 1985 C, Issue U (FHLMC) ( VMIG1)
  5,000,000              3.35                       07/06/1999                          5,000,000
Orange County VRDN Apartment Development RB for Seaside Meadow Series 1984 C
 (KBC Bank) (VMIG1)(b)
 24,000,000              3.65                       07/01/1999                         24,000,000
Palo Alto Unified School District Municipal Securities Trust Receipts Series
 1997 SGA 53 (A-1+)
  9,830,000              3.36                       07/07/1999                          9,830,000
Sacramento County COPS for Administration Center and Courthouse Project
 Series 1990 (UBS AG) (A-1+/VMIG1)
 23,965,000              3.35                       07/01/1999                         23,965,000
Sacramento County Housing Authority MF Hsg. Refunding RB for Stone Creek
 Apartments (FNMA) (A-1+)
  8,450,000              3.60                       07/01/1999                          8,450,000
San Bernardino County VRDN MF Hsg Refunding RB for Evergreen Apartments 1999
 Series A (FNMA) (A-1+)
  9,400,000              3.60                       07/01/1999                          9,400,000
San Diego City Housing Authority VRDN MF Hsg. Refunding RB for Carmel Del
 Mar Apartments Project Series 1993 Issue E (Commerzbank AG) (A-1+)
6,000,000                3.70                       07/01/1999                          6,000,000
San Diego County Subordinated Sales Tax Revenue CP Notes Series A (A-1+/P-1)
15,600,000               3.10                       09/09/1999                         15,600,000
San Diego County VRDN MF Hsg. RB for Country Hills-Phase I Series 1985 C
 (FNMA) (A-1+)
  9,800,000              3.00                       07/07/1999                          9,800,000
San Diego County Water Authority CP Notes Series 1 (A-1/P-1)
 16,800,000              3.05                       08/06/1999                         16,800,000
  4,500,000              2.80                       08/26/1999                          4,500,000
San Francisco City & County Housing Authority VRDN MF Hsg. RB Series 1985 D
 (A-1+)
  7,000,000              3.25                       07/07/1999                          7,000,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt California Portfolio (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                       Maturity                       Amortized
  Amount                 Rate                           Date                            Cost
------------------------------------------------------------------------------------------------
California (continued)
San Jose Redevelopment Agency Merged Area Redevelopment Project Tax
 Allocation Bonds Series 1993 (MBIA) (AAA)
$ 7,000,000              4.40%                       08/01/1999                     $  7,010,459
Southern California Metropolitan Water District CP Notes Series A
 (A-1+/P-1)
  9,400,000              2.95                        10/07/1999                        9,400,000
Southern California Metropolitan Water District Water RB Series 1997 B (A-
 1+/VMIG1)
 12,500,000              3.50                        07/01/1999                       12,500,000
Southern California Public Power Authority Power Project RB Series 1996 B
 (AMBAC) (A-1+/VMIG1)
  8,000,000              3.25                        07/07/1999                        8,000,000
Southern California Public Power Authority Power Project RB Series 1996 C
 (AMBAC) (A-1+/VMIG-1)
  7,000,000              3.25                        07/07/1999                        7,000,000
Southern California Public Power Authority Power Project Subordinate
 Refunding RB for Palo Verde Series 1997 A (FSA) (AAA)
  2,915,000              4.50                        07/01/1999                        2,915,000
Southern California Public Power Authority Subordinate Refunding RB for
 Transportation Project Series 1991 (AMBAC) (A-1+/VMIG1)
 15,000,000              3.25(a)                     07/07/1999                       15,000,000
 14,700,000              3.25                        07/07/1999                       14,700,000
State of California GO Puttable Floating Option Tax-Exempt Receipts Series
 PA-238 (MBIA) (A-1+)
  6,280,000              3.62                        07/01/1999                        6,280,000
State of California GO Puttable Floating Option Tax-Exempt Receipts Series
 PT-1001 (FGIC) (A-1+)
 18,870,000              3.57                        07/01/1999                       18,870,000
State of California Municipal Securities Trust Receipt Series 1997 SGA 55
 (FGIC) (A-1+)
 22,000,000              3.38                        07/07/1999                       22,000,000
University of California CP Notes Series A (A-1+/P-1)
  5,000,000              3.05                        09/09/1999                        5,000,000
  7,200,000              2.95                        09/13/1999                        7,200,000
  6,500,000              3.00                        10/07/1999                        6,500,000
------------------------------------------------------------------------------------------------
                                                                                    $639,175,532
------------------------------------------------------------------------------------------------

 Principal            Interest                    Maturity                     Amortized
  Amount                Rate                        Date                          Cost
---------------------------------------------------------------------------------------------
Puerto Rico--5.2%
Puerto Rico Government Development Bank TECP Program (A-1+)
$13,000,000             2.90%                    07/20/1999                   $ 13,000,000
  1,866,000             3.10                     08/23/1999                      1,866,000
  4,443,000             3.05                     09/03/1999                      4,443,000
 10,000,000             3.05                     09/09/1999                     10,000,000
  5,000,000             3.00                     10/07/1999                      5,000,000
---------------------------------------------------------------------------------------------
                                                                              $ 34,309,000
---------------------------------------------------------------------------------------------
Total Investments                                                             $673,484,532(c)
---------------------------------------------------------------------------------------------

(a) Forward commitments.
(b) A portion of this security is segregated for forward commitments.
(c) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those type of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt New York Portfolio
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
New York--92.6%
City of Yonkers Civic Facility IDA RB for Consumers Series 1991 (Credit
 Local de France) (VMIG1)
$ 2,500,000              3.40%                      07/07/1999                     $  2,500,000
City of Yonkers Civic Facility IDA RB Series 1991 (Credit Local de France)
 (VMIG1)
  2,738,000              3.40                       07/07/1999                        2,738,000
City of Yonkers GO Serial Bonds Series 1996 C (AMBAC)(VMIG)
  2,460,000              5.00                       08/01/1999                        2,464,189
Great Neck North Water Authority Water System RB Series 1993 A (FGIC)(A-
 1+/VMIG1)
  4,800,000              3.35                       07/07/1999                        4,800,000
Long Island Power Authority Electric System Subordinated RB Series 1
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale)
 (A-1+/VMIG1)
  6,700,000              3.50                       07/07/1999                        6,700,000
Long Island Power Authority Electric System Subordinated RB Series 4
 (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank Girozentrale)
 (A-1+/VMIG1)
  3,400,000              3.20                       08/25/1999                        3,400,000
  2,000,000              3.15                       08/26/1999                        2,000,000
Long Island Power Authority Electric System Subordinated RB Series 5
 (Morgan Guaranty Trust Company of New York/ABN/AMRO
 Bank) (A-1+/VMIG1)
  1,000,000              3.40                       07/07/1999                        1,000,000
Long Island Power Authority Electric System Subordinated RB Series 6
 (Morgan Guaranty Trust Company of New York/ABN/AMRO
 Bank) (A-1+/VMIG1)
  1,400,000              3.85                       07/07/1999                        1,400,000
Municipal Assistance Corp. for the City of New York
 Series G (AA/AA2)
  3,000,000              5.00                       07/01/1999                        3,000,000
New York & New Jersey Port Authority Floating Rate Trust Receipts 108th
 Series (Financial Security Assurance, Inc.) (A-1/VMIG1)
  6,000,000              3.50                       07/07/1999                        6,000,000
New York City Escrowed to Maturity Series E (U.S. Treasury Bond) (AAA)
  5,000,000              5.00                       02/15/2000                        5,059,738
New York City GO Bonds Series 1994 E (E-3) (Morgan Guaranty Trust Company
 of New York) (A-1+/VMIG1)
  1,200,000              3.50                       07/01/1999                        1,200,000
New York City GO Bonds Series 1994 E (E-5) (Morgan Guaranty Trust Company
 of New York) (A-1+/VMIG1)
  1,000,000              3.50                       07/01/1999                        1,000,000
New York City GO Refunded Bonds Series 1991 F
 (U.S. Treasury Bond) (AAA)
  2,835,000              8.10                       11/15/1999                        2,888,607

 Principal             Interest                      Maturity                       Amortized
   Amount                Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
 New York (continued)
 New York City GO Series 1992 D (FGIC) (A-1+/VMIG1)
 $2,500,000              3.45%                      07/07/1999                     $  2,500,000
 New York City GO VRDN 1994 Series C
  (Morgan Guaranty Trust Company of New York) (A-1+/VMIG1)
  2,200,000              4.00                       07/01/1999                        2,200,000
 New York City Health & Hospitals Corp. Health System Bonds Series 1997 A
  (Morgan Guaranty Trust) (A-1+/VMIG1)
  1,600,000              3.30                       07/07/1999                        1,600,000
 New York City Health & Hospitals Corp. Health System Bonds Series 1997 B
  (Canadian Imperial Bank of Commerce) (A-1+/VMIG1)
  6,520,000              3.35                       07/07/1999                        6,520,000
 New York City IDA Civic Facility RB for National Audubon Society, Inc.
  Series 1989 (Credit Local de France) (A-1+)
  3,700,000              3.35                       07/01/1999                        3,700,000
 New York City Municipal Water Finance Authority CP Notes Series 5
  (Bayerische Landesbank Girozentrale/Landesbank Hessen-Thueringen
  Girozentrale) (A-1+/VMIG1)
  4,000,000              3.30                       11/10/1999                        4,000,000
 New York City Municipal Water Finance Authority CP Notes Series 5 Lot B
  (Bayerische Landesbank Girozentrale/Westdeutsche Landesbank
  Girozentrale/Landesbank Hessen-Thueringen Girozentrale) (A-1+/P-1)
  6,000,000              3.25                       08/19/1999                        6,000,000
 New York City Transitional Finance Authority Future Tax Secured Bonds
  Series 1999 A, Subseries A-1 (A-1+/VMIG1)
  9,800,000              3.50                       07/07/1999                        9,800,000
 New York City Trust for Resources Multi-Mode Bonds for Solomon Guggenheim
  Foundation Series 1990 B (Westdeutsche Landesbank Girozentrale) (A-
  1+/VMIG1)
  7,695,000              3.35                       07/01/1999                        7,695,000
 New York Local Government Assistance Corp. Variable Rate Bond Series 1995
  B (Bank of Nova Scotia) (A-1+/VMIG1)
  7,700,000              3.25                       07/07/1999                        7,700,000
 New York Local Government Assistance Corp. Variable Rate Bond Series 1995
  C (Landesbank Hessen-Thueringen Girozentrale)
  (A-1+/VMIG1)
  5,700,000              3.25                       07/07/1999                        5,700,000
 New York State Dormitory Authority RB Series for Cornell University
  Series 1990 B (A-1+/VMIG1)
  5,500,000              3.40                       07/01/1999                        5,500,000
 New York State Energy Research & Development Authority PCRB for Central
  Hudson Gas & Electric Series 1985 B
  (Deutsche Bank AG) (P-1)
  7,300,000              3.50                       07/01/1999                        7,300,000
 New York State Energy Research & Development Authority Gas Facility RB
  for Brooklyn Union Gas Series 1997 A-1 (MBIA) (A-1+/VMIG1)
  5,850,000              3.35                       07/07/1999                        5,850,000

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
ILA Tax-Exempt New York Portfolio  (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
-----------------------------------------------------------------------------------------------
New York (continued)
New York State Energy Research & Development Authority Gas Facility RB
 Brooklyn Union Gas Series 1997 A-2 (MBIA) (A-1+/VMIG1)
$ 1,800,000              3.15%                      07/07/1999                     $  1,800,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Corp. Series 1985 D (UBS AG) (A-1+/AAA)
  4,000,000              3.00                       12/01/1999                        4,000,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Corp. Series D-2
 (First National Bank of Chicago) (VMIG1)
  3,200,000              3.45                       07/01/1999                        3,200,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Corp. Series 1994 B (Mellon Bank)
 (A-1+/VMIG1)
  3,050,000              3.75                       07/01/1999                        3,050,000
New York State Energy Research & Development Authority PCRB for New York
 State Electric & Gas Corp. Series 1994 D-1
 (First National Bank of Chicago) (VMIG1)
  4,500,000              3.80                       07/01/1999                        4,500,000
New York State Energy Research & Development Authority PCRB for Rochester
 Gas & Electric Corp. Series 1997 A (MBIA)
  4,700,000              3.30                       07/07/1999                        4,700,000
New York State Energy Research & Development VRDN for Orange & Rockland
 Utilities Series 1995 A (AMBAC) (A-1+/VMIG1)
  2,400,000              3.10                       07/07/1999                        2,400,000
New York State Environmental Facility Corp. RB Eagle Tax-Exempt Trust
 Series 1994 D, Class A COPS (A-1+)
  8,050,000              3.65                       07/01/1999                        8,050,000
New York State Environmental Facilities Corp. State Water PCRB Series 1996
 B (AAA/AAA)
  1,000,000              3.90                       02/15/2000                        1,005,802
New York State Environmental Quality Variable Interest Rate GO Bonds
 Series 1997 A (Bayerische Landesbank Girozentrale/Landesbank Hessen-
 Thueringen Girozentrale) (A-1+/VMIG1)
  4,000,000              3.15                       08/16/1999                        4,000,000
New York State Housing Finance Agency for Talleyrand Crescent Housing RB
 Series 1999 A (Fleet National Bank) (VMIG1)
  4,000,000              3.30                       07/07/1999                        4,000,000
New York State Housing Finance Agency RB for Liberty View Apartments
 Housing Series 1997 A (FNMA) (A-1+)
  6,000,000              3.20                       07/07/1999                        6,000,000
New York State Housing Finance Agency RB for Tribeca Park Housing Series
 1997 A (Bayerische Hypotheken Vereinsbank AG) (VMIG1)
  5,000,000              3.30                       07/07/1999                        5,000,000

 Principal            Interest                    Maturity                     Amortized
  Amount                Rate                        Date                          Cost
---------------------------------------------------------------------------------------------
New York (continued)
New York State Local Government Assistance Corp. Series G VRDN (Bank of
 Novia Scotia) (A-1+/VMIG1)
$ 3,600,000             3.00%                    07/07/1999                   $  3,600,000
New York State Local Government Assistance Corp. VRDN Series 1995 F
 (Toronto Dominion Bank LOC) (A-1+/VMIG1)
  2,900,000             3.30                     07/07/1999                      2,900,000
Oswego County IDA PCRB Series 1992 for Philip Morris Companies
 (A-1/P-1)
  1,000,000             3.55                     07/07/1999                      1,000,000
Rensselaer County IDA RB for Rensselaer Polytechnic Institute Civic
 Facility Series 1997 A (VMIG1)
  4,365,000             3.40                     07/01/1999                      4,365,000
Syracuse University IDA RB for Syracuse University Eggers Hall Series
 1993 (Morgan Guaranty Trust Co. of New York) (A-1+/VMIG1)
  1,300,000             3.40                     07/01/1999                      1,300,000
Westchester County TANS Series 1999 (VMIG1)
  5,000,000             2.83                     12/30/1999                      5,000,236
---------------------------------------------------------------------------------------------
                                                                              $192,086,572
---------------------------------------------------------------------------------------------
Puerto Rico--6.9%
Puerto Rico Government Development Bank TECP Program (A-1+)
 $1,600,000             3.20%                    08/23/1999                   $  1,600,000
  6,840,000             3.00                     10/07/1999                      6,840,000
Puerto Rico Government Development Bank VRDN Series 1985 (MBIA)(A-
 1+/VMIG1)
  5,800,000             3.00                     07/07/1999                      5,800,000
---------------------------------------------------------------------------------------------
                                                                              $ 14,240,000
---------------------------------------------------------------------------------------------
Total Investments                                                             $206,326,572(a)
---------------------------------------------------------------------------------------------

(a) The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized discounted yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security , the next interest reset date for floating rate securities, or the preferred date for those type of securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.
---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
Investment Abbreviations:

 AMBAC    --Insured by American Municipal Bond Assurance Corp.
 BANS     --Bond Anticipation Notes
 CFC      --Insured by Cooperative Finance Corp.
 COPS     --Certificates of Participation
 CP       --Commercial Paper
 FGIC     --Insured by Financial Guaranty Insurance Co.
 FHLMC    --Federal Home Loan Mortgage Corp.
 FNMA     --Federal National Mortgage Association
 FSA      --Insured by Financial Security Assistance Co.
 GO       --General Obligation
 IDA      --Industrial Development Authority
 IDRB     --Industrial Development Revenue Bond
 LOC      --Letter of Credit
 MBIA     --Insured by Municipal Bond Investors Assurance
 MF Hsg.  --Multi-Family Housing
 NRU      --National Rural Utilities Cooperation Finance Corp.
 PCRB     --Pollution Control Revenue Bond
 RANS     --Revenue Anticipation Notes
 RB       --Revenue Bond
 TANS     --Tax Anticipation Notes
 TECP     --Tax Exempt Commercial Paper
 TRANS    --Tax Revenue Anticipation Notes
 TRB      --Tender Revenue Bond
 VRDN     --Variable Rate Demand Note

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
June 30, 1999
(Unaudited)

--------------------------------------------------------------------------------

                                        Prime           Money
                                     Obligations        Market      Government
                                      Portfolio       Portfolio     Portfolio
                                                -------------------------------
Assets:
Investment in securities, at value
 based on amortized cost            $1,215,387,410  $1,746,067,972 $437,623,233
Cash                                        66,695          97,408       14,414
Receivables:
 Interest                                4,036,162       7,416,666    1,953,875
 Reimbursement from adviser                     --              --       62,863
Other assets                               127,049          61,123        2,765
-------------------------------------------------------------------------------
  Total assets                       1,219,617,316   1,753,643,169  439,657,150
-------------------------------------------------------------------------------
Liabilities:
Payables:
 Investment securities purchased                --      34,965,053           --
 Income distribution                     4,107,306       6,747,515    1,786,959
 Amounts owed to affiliates                351,940         591,051      142,667
Accrued expenses and other liabil-
 ities                                     110,020         144,000       81,884
-------------------------------------------------------------------------------
  Total liabilities                      4,569,266      42,447,619    2,011,510
-------------------------------------------------------------------------------
Net Assets:
Paid-in capital                      1,215,046,884   1,711,195,550  437,626,725
Accumulated undistributed
 (distributions in excess of) net
 investment income                            (186)             --       18,915
Accumulated net realized gain
 (loss) on investment transactions           1,352              --           --
-------------------------------------------------------------------------------
  Net assets                        $1,215,048,050  $1,711,195,550 $437,645,640
-------------------------------------------------------------------------------
Net asset value, offering and re-
 demption price per unit/share
 (net assets/units or shares out-
 standing)                                   $1.00           $1.00        $1.00
-------------------------------------------------------------------------------
Units/Shares outstanding:
ILA units                            1,031,869,232   1,354,956,477  344,025,179
ILA Administration units                34,975,428       8,377,735    7,339,264
ILA Service units                      125,584,919     347,859,764   86,223,993
ILA Class B units                       16,425,872              --           --
ILA Class C units                        6,189,859              --           --
Cash Management shares                       1,574           1,574        1,571
-------------------------------------------------------------------------------
  Total units/shares of beneficial
   interest outstanding, $.001 par
   value (unlimited number of
   units authorized)                 1,215,046,884   1,711,195,550  437,590,007
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Treasury       Treasury                      Tax-Exempt     Tax-Exempt    Tax-Exempt
 Obligations    Instruments      Federal       Diversified     California     New York
  Portfolio      Portfolio      Portfolio       Portfolio      Portfolio     Portfolio
----------------------------------------------------------------------------------------
 $608,611,638   $661,402,698  $2,940,381,277  $1,534,021,134  $673,484,532  $206,326,572
       82,674        353,867         158,685         591,388    25,892,877       733,396
    3,250,909     10,277,109      18,355,565      10,995,975     4,131,916       977,337
           --             --              --              --            --            --
          344          2,786          20,692         141,444        40,744           457
----------------------------------------------------------------------------------------
  611,945,565    672,036,460   2,958,916,219   1,545,749,941   703,550,069   208,037,762
----------------------------------------------------------------------------------------
    4,133,134             --              --      64,497,260    44,162,790            --
    2,210,096      2,022,257      11,329,784       3,802,617     1,454,209       457,990
      203,230        221,577       1,007,559         520,200       217,516        82,539
      118,115        502,449         378,977         111,114        16,065        40,144
----------------------------------------------------------------------------------------
    6,664,575      2,746,283      12,716,320      68,931,191    45,850,580       580,673
----------------------------------------------------------------------------------------
  605,338,918    669,279,891   2,946,198,098   1,476,600,567   657,713,665   207,453,165
       10,963           (518)          3,251         362,642        10,494         1,632
      (68,891)        10,804          (1,450)       (144,459)      (24,670)        2,292
----------------------------------------------------------------------------------------
 $605,280,990   $669,290,177  $2,946,199,899  $1,476,818,750  $657,699,489  $207,457,089
----------------------------------------------------------------------------------------
        $1.00          $1.00           $1.00           $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------
  480,739,544    224,587,742   2,459,375,480   1,423,728,955   642,506,635   187,044,593
   78,311,459     87,090,816     203,823,916      26,160,778    15,133,440    20,405,467
   46,287,915    357,601,333     283,001,780      27,015,989         1,562         1,567
           --             --              --              --            --            --
           --             --              --              --            --            --
           --             --              --           1,540         1,536         1,538
----------------------------------------------------------------------------------------
  605,338,918    669,279,891   2,946,201,176   1,476,907,262   657,643,173   207,453,165
----------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended June 30, 1999
(Unaudited)

--------------------------------------------------------------------------------

                                           Prime       Money
                                        Obligations   Market    Government
                                         Portfolio   Portfolio   Portfolio
                                             -------------------------------
Investment Income:
Interest income                         $28,643,297 $47,730,911 $11,580,510
----------------------------------------------------------------------------
Expenses:
Management fees                           1,992,758   3,322,751     827,470
Transfer agent fees(a)                      227,744     379,743      94,568
Distribution and service fees(b)            108,672          --          --
Custodian fees                               92,178     120,088      44,520
Registration fees                            64,479      74,328     106,787
Professional fees                            23,973      16,024      22,831
Trustee fees                                  5,212       5,308       5,212
Administration unit fees                     28,474      47,629       6,821
Service unit fees                           260,235     565,950     193,482
Other                                        22,346      14,080      13,889
----------------------------------------------------------------------------
  Total expenses                          2,826,071   4,545,901   1,315,580
  Less--expenses reimbursed and fees
   waived                                        --          --     (89,212)
----------------------------------------------------------------------------
  Net expenses                            2,826,071   4,545,901   1,226,368
----------------------------------------------------------------------------
Net investment income                    25,817,226  43,185,010  10,354,142
----------------------------------------------------------------------------
Net realized gain (loss) on investment
 transactions                                 2,529          --          --
----------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                        $25,819,755 $43,185,010 $10,354,142
----------------------------------------------------------------------------

(a)The following Portfolios had transfer agency fees of:
  Prime Obligations -- $189,781, $7,593, $26,023, $2,855 and $1,492 for the
    ILA units, ILA Administration units, ILA Service units, ILA Class B units and ILA Class C units, respectively.
  Money Market -- $310,447, $12,701 and $56,595 for the ILA units, ILA
    Administration units and ILA Service units, respectively.
  Government -- $73,400, $1,819 and $19,349 for the ILA units, ILA
    Administration units and ILA Service units, respectively.
  Treasury Obligations -- $127,708, $14,316 and $7,967 for the ILA units, ILA
    Administration units and ILA Service units, respectively.
  Treasury Instruments -- $54,193, $20,063 and $59,528 for the ILA units, ILA
    Administration units and ILA Service units, respectively.
  Federal -- $535,230, $54,149, $54,728 for the ILA units, ILA Administration units and ILA Service units, respectively.
  Tax-Exempt Diversified -- $331,445, $7,129 and $6,219 for the ILA units, ILA
    Administration units and ILA Service units, respectively.
  Tax-Exempt California -- $128,917 and $2,864 for the ILA units and ILA
    Administration units, respectively.
  Tax-Exempt New York -- $30,827 and $3,690 for the ILA units and ILA
    Administration units, respectively.
(b)Class B Units and Class C Units for ILA Prime Obligations Portfolio had distribution and service fees of $71,376 and $37,296, respectively.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Treasury     Treasury                Tax-Exempt  Tax-Exempt  Tax-Exempt
Obligations  Instruments    Federal   Diversified California   New York
 Portfolio    Portfolio    Portfolio   Portfolio  Portfolio   Portfolio
-------------------------------------------------------------------------
$17,883,787  $15,276,841  $79,228,580 $26,814,091 $9,572,939  $2,609,192
-------------------------------------------------------------------------
  1,312,425    1,170,606    5,635,932   3,016,940  1,153,082     302,028
    149,991      133,784      644,107     344,793    131,781      34,517
         --           --           --          --         --          --
     66,380       55,218      215,887      54,568     63,027      18,443
     31,095       28,308       49,255      51,078     20,028          --
     27,418       23,595       21,290      17,944     14,519      24,794
      5,211        5,212       13,593       8,085      2,451       5,212
     53,703       75,237      203,067      26,733     10,738      13,844
     79,697      595,281      547,265      62,184         --          --
     13,397       19,328       29,329      23,156      8,348       5,397
-------------------------------------------------------------------------
  1,739,317    2,106,569    7,359,725   3,605,481  1,403,974     404,235
     (4,576)      (7,406)          --          --    (35,143)    (15,868)
-------------------------------------------------------------------------
  1,734,741    2,099,163    7,359,725   3,605,481  1,368,831     388,367
-------------------------------------------------------------------------
 16,149,046   13,177,678   71,868,855  23,208,610  8,204,108   2,220,825
-------------------------------------------------------------------------
      7,854       75,117        4,332       2,636    (24,670)      6,965
-------------------------------------------------------------------------
$16,156,900  $13,252,795  $71,873,187 $23,211,246 $8,179,438  $2,227,790
-------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Six Months Ended June 30, 1999
(Unaudited)
--------------------------------------------------------------------------------

                                  Prime            Money
                               Obligations        Market         Government
                                Portfolio        Portfolio        Portfolio
                                              ---------------------------------
From operations:
Net investment income        $    25,817,226  $    43,185,010  $    10,354,142
Net realized gain (loss) on
 investment transactions               2,529               --               --
-------------------------------------------------------------------------------
  Net increase in net
   assets resulting
   from operations                25,819,755       43,185,010       10,354,142
-------------------------------------------------------------------------------
Distributions to
 unit/shareholders:
From net investment income
 ILA units                       (21,801,971)     (35,798,263)      (8,197,386)
 ILA Administration units           (883,963)      (1,464,904)        (196,178)
 ILA Service units                (2,739,635)      (5,921,811)      (1,960,546)
 ILA Class B units                  (258,229)              --               --
 ILA Class C units                  (134,758)              --               --
 ILA Cash Management shares              (33)             (32)             (32)
-------------------------------------------------------------------------------
  Total distributions to
   unit/shareholders             (25,818,589)     (43,185,010)     (10,354,142)
-------------------------------------------------------------------------------
From unit/share
 transactions (at $1.00 per
 unit/share):
Proceeds from sales of
 units/shares                  4,106,359,598    6,754,518,815    1,019,710,576
Reinvestment of dividends
 and distributions                20,116,421       39,027,225        6,923,073
Cost of units/shares
 repurchased                  (3,927,986,925)  (6,779,345,281)  (1,085,657,297)
-------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from
   unit/share transactions       198,489,094       14,200,759      (59,023,648)
-------------------------------------------------------------------------------
  Total increase (decrease)      198,490,260       14,200,759      (59,023,648)
Net assets:
Beginning of period            1,016,557,790    1,696,994,791      496,669,288
-------------------------------------------------------------------------------
End of period                $ 1,215,048,050  $ 1,711,195,550  $   437,645,640
-------------------------------------------------------------------------------
Accumulated undistributed
 (distributions in excess
 of) net investment income   $          (186) $            --  $        18,915
-------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                         Tax-             Tax-            Tax-
   Treasury          Treasury                           Exempt           Exempt          Exempt
  Obligations       Instruments        Federal        Diversified      California       New York
   Portfolio         Portfolio        Portfolio        Portfolio        Portfolio       Portfolio
----------------------------------------------------------------------------------------------------
$    16,149,046   $    13,177,678  $    71,868,855  $    23,208,610  $     8,204,108  $   2,220,825
          7,854            75,117            4,332            2,636          (24,670)         6,965
----------------------------------------------------------------------------------------------------
     16,156,900        13,252,795       71,873,187       23,211,246        8,179,438      2,227,790
----------------------------------------------------------------------------------------------------
    (13,823,015)       (5,638,355)     (60,344,888)     (22,404,301)      (8,036,298)    (1,996,486)
     (1,576,009)       (2,011,631)      (5,936,913)        (448,812)        (167,778)      (224,306)
       (815,804)       (5,595,155)      (5,592,804)        (355,479)             (17)           (17)
             --                --               --               --               --             --
             --                --               --               --               --             --
             --                --               --              (18)             (16)           (16)
----------------------------------------------------------------------------------------------------
    (16,214,828)      (13,245,141)     (71,874,605)     (23,208,610)      (8,204,109)    (2,220,825)
----------------------------------------------------------------------------------------------------
  1,832,813,931     1,119,103,900    8,149,813,825    5,080,243,305    1,949,398,328    584,244,414
      9,901,080         5,399,014       60,922,067       21,133,465        7,722,832      1,999,469
 (2,087,824,792)   (1,302,509,809)  (8,452,530,613)  (5,251,206,785)  (1,884,528,194)  (522,926,863)
----------------------------------------------------------------------------------------------------
   (245,109,781)     (178,006,895)    (241,794,721)    (149,830,015)      72,592,966     63,317,020
----------------------------------------------------------------------------------------------------
   (245,167,709)     (177,999,241)    (241,796,139)    (149,827,379)      72,568,295     63,323,985
    850,448,699       847,289,418    3,187,996,038    1,626,646,129      585,131,194    144,133,104
----------------------------------------------------------------------------------------------------
$   605,280,990   $   669,290,177  $ 2,946,199,899  $ 1,476,818,750  $   657,699,489  $ 207,457,089
----------------------------------------------------------------------------------------------------
$        10,963   $          (518) $         3,251  $       362,642  $        10,494  $       1,632
----------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Year Ended December 31, 1998
--------------------------------------------------------------------------------

                                  Prime            Money
                               Obligations         Market         Government
                              Portfolio(a)      Portfolio(a)     Portfolio(a)
                                      ------------------------------------------
From operations:
Net investment income        $    53,703,342  $     78,102,208  $    24,352,402
Net realized gain on
 investment transactions              27,766             6,924               --
--------------------------------------------------------------------------------
  Net increase in net
   assets resulting from
   operations                     53,731,108        78,109,132       24,352,402
--------------------------------------------------------------------------------
Distributions to
 unit/shareholders:
From net investment income
 ILA units                       (46,200,440)      (60,149,271)     (19,247,644)
 ILA Administration units         (1,890,467)      (16,225,977)        (483,492)
 ILA Service units                (5,216,323)       (1,733,835)      (4,621,219)
 ILA B units                        (243,815)               --               --
 ILA C units                        (178,389)               --               --
 ILA Cash Management shares              (49)              (49)             (47)
--------------------------------------------------------------------------------
  Total distributions to
   unit/shareholders             (53,729,483)      (78,109,132)     (24,352,402)
--------------------------------------------------------------------------------
From unit/share
 transactions (at $1.00 per
 unit/share):
Proceeds from sales of
 units/shares                  8,542,913,228    11,101,396,894    2,593,217,390
Reinvestment of dividends
 and distributions                39,783,380        67,128,955       15,532,324
Cost of units/shares
 repurchased                  (8,542,482,500)  (10,605,623,755)  (2,666,528,542)
--------------------------------------------------------------------------------
  Net increase (decrease)
   in net assets resulting
   from unit/share
   transactions                   40,214,108       562,902,094      (57,778,828)
--------------------------------------------------------------------------------
  Total increase (decrease)       40,215,733       562,902,094      (57,778,828)
Net assets:
Beginning of year                976,342,057     1,134,092,697      554,448,116
--------------------------------------------------------------------------------
End of year                  $ 1,016,557,790  $  1,696,994,791  $   496,669,288
--------------------------------------------------------------------------------
Accumulated undistributed
 net investment income                    --                --  $        18,915
--------------------------------------------------------------------------------

(a)Cash Management share activity commenced May 1, 1998.

---------------------------------------  ---------------------------------------
The accompanying notes are an integral
part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                           Tax-             Tax-            Tax-
   Treasury          Treasury                             Exempt           Exempt          Exempt
  Obligations       Instruments        Federal         Diversified       California       New York
   Portfolio         Portfolio        Portfolio        Portfolio(a)     Portfolio(a)    Portfolio(a)
------------------------------------------------------------------------------------------------------
$    37,394,023   $    32,887,361  $    141,739,197  $     53,198,631  $    18,309,330  $   4,031,415
        242,821           324,555            15,167             2,502           99,181          1,846
------------------------------------------------------------------------------------------------------
     37,636,844        33,211,916       141,754,364        53,201,133       18,408,511      4,033,261
------------------------------------------------------------------------------------------------------
    (29,331,672)      (16,191,465)     (114,206,301)      (51,660,082)     (18,277,052)    (3,371,684)
     (4,475,011)       (4,556,321)      (25,838,728)         (689,810)         (32,215)      (659,667)
     (3,830,207)      (12,465,963)       (1,709,577)         (848,712)             (38)           (40)
             --                --                --                --               --             --
             --                --                --                --               --             --
             --                --                --               (27)             (25)           (26)
------------------------------------------------------------------------------------------------------
    (37,636,890)      (33,213,749)     (141,754,606)      (53,198,631)     (18,309,330)    (4,031,417)
------------------------------------------------------------------------------------------------------
  5,414,225,682     3,212,265,317    15,359,171,878    11,082,316,241    3,338,558,136    947,508,619
     17,325,155        14,415,252       114,243,618        47,224,255       17,860,837      3,885,716
 (5,399,775,367)   (3,103,700,860)  (14,900,519,079)  (11,040,862,707)  (3,362,752,135)  (942,145,315)
------------------------------------------------------------------------------------------------------
     31,775,470       122,979,709       572,896,417        88,677,789       (6,333,162)     9,249,020
------------------------------------------------------------------------------------------------------
     31,775,424       122,977,876       572,896,175        88,680,291       (6,233,981)     9,250,864
    818,673,275       724,311,542     2,615,099,863     1,537,965,838      591,365,175    134,882,240
------------------------------------------------------------------------------------------------------
$   850,448,699   $   847,289,418  $  3,187,996,038  $  1,626,646,129  $   585,131,194  $ 144,133,104
------------------------------------------------------------------------------------------------------
             --                --  $          3,219  $        362,642  $        10,495  $       1,632
------------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------
1. Organization
The Goldman Sachs Trust (the "Trust") is a Delaware business trust registered under the Investment Company Act of 1940 (as amended) as an open-end, management investment company. The Trust includes the Goldman Sachs-- Institutional Liquid Assets Portfolios, collectively "ILA", or individually, a "portfolio". ILA consists of nine portfolios: Prime Obligations, Money Market, Government, Treasury Obligations, Treasury Instruments, Federal, Tax-Exempt Diversified, Tax-Exempt California and Tax-Exempt New York. All of the portfolios are diversified except for the Tax-Exempt California and Tax-Exempt New York Portfolios. ILA offers the following classes of units/shares:

                                                       ILA       ILA
                              ILA           ILA       Class     Class        Cash
                 ILA      Administra-     Service       B         C       Management
 Portfolio      Units     tion Units       Units      Units     Units       Shares
Prime
 Obligations       x            x             x          x         x           x
------------------------------------------------------------------------------------
Money Market       x            x             x                                x
------------------------------------------------------------------------------------
Government         x            x             x                                x
------------------------------------------------------------------------------------
Treasury
 Obligations       x            x             x
------------------------------------------------------------------------------------
Treasury
 Instruments       x            x             x
------------------------------------------------------------------------------------
Federal            x            x             x
------------------------------------------------------------------------------------
Tax-Exempt
 Diversified       x            x             x                                x
------------------------------------------------------------------------------------
Tax-Exempt
 California        x            x             x                                x
------------------------------------------------------------------------------------
Tax-Exempt
 New York          x            x             x                                x

The investment objective of the Portfolios is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by ILA. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation--
ILA uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to its unitholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to unit/shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of the Portfolios' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

2. Significant Accounting Policies (continued)
 At December 31, 1998 (tax year end), the following Portfolios had capital loss carryforwards for U.S. Federal tax purposes of approximately:

                                   Years of
   Portfolio             Amount   Expiration
   ---------            -------- ------------
Tax-Exempt Diversified  $147,000 2001 to 2005
Tax-Exempt New York        5,000 1999 to 2004

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

D. Expenses--
Expenses incurred by the Portfolios which do not specifically relate to an individual Portfolio of ILA are generally allocated to the Portfolios on a straight-line or pro rata basis depending upon the nature of the expense.
 Unitholders of ILA Administration, ILA Service, ILA Class B, ILA Class C and Cash Management share classes bear all expenses and fees paid to service organizations. Each class of units/shares of the Portfolios separately bears its respective class-specific transfer agency fees.

3. Agreements
Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), acts as investment adviser (the "Adviser") pursuant to an Investment Management Agreement (the "Agreement"). Under the Agreement, GSAM, subject to the general supervision by the Trust's Board of Trustees, manages the Portfolios. As compensation for the services rendered pursuant to the Agreement and the assumption of the expenses related thereto and administering the Portfolio's business affairs, including providing facilities, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .35% of each Portfolio's average daily net assets.
 Goldman Sachs acts as ILA's distributor under a Distribution Agreement for which it receives no compensation except for a portion of the ILA Prime Obligations Class B and Class C contingent deferred sales charges. Goldman Sachs has advised the Portfolio that it retained approximately $300 for the six months ended June 30, 1999.
 GSAM has voluntarily agreed to reduce or limit the total operating expenses of each Portfolio (excluding distribution and service fees, administration and service plan fees, taxes, interest, brokerage commissions, litigation, indemnification and other extraordinary expenses) on an annualized basis to approximately .43% of the average net assets of each Portfolio.
 The chart below outlines the expense reimbursements for the six months ended June 30, 1999 (in thousands):

                                                                   Expense
     Portfolio                                                  Reimbursements
Government                                                           $89
------------------------------------------------------------------------------
Treasury Obligations                                                   5
------------------------------------------------------------------------------
Treasury Instruments                                                   7
------------------------------------------------------------------------------
Tax-Exempt New York                                                    6

 In addition, the Tax-Exempt California and Tax-Exempt New York Portfolios have entered into certain expense offset arrangements with the custodian resulting in a reduction in each Portfolio's expenses. For the six months ended June 30, 1999, the Tax-Exempt California and Tax-Exempt New York Portfolios' custody fees were reduced by approximately $35,000 and $10,000, respectively, under such arrangements.
 The Trust, on behalf of each Portfolio that offers Class B units, Class C units, and Cash Management shares, has adopted Distribution and Service Plans. Under the Distribution and Service Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee from each Portfolio for distribution services equal to, on an annual basis, 1.00% of the average daily net assets attributable to Class B and Class C units and .50% of the average daily net assets attributable to Cash Management shares. GSAM has voluntarily agreed to waive a portion of the Distribution and Service fees equal to .43%, on an annual basis, of the average daily net assets attributable to Cash Management shares.

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
June 30, 1999
(Unaudited)
---------------------------------------  ---------------------------------------
3. Agreements (continued)
 Goldman Sachs also serves as the Transfer Agent and is entitled to a fee calculated daily and payable monthly at an annual rate of .04% of the average daily net assets of each class.
 The Trust, on behalf of each Portfolio, has adopted Administration and Service Plans. These plans allow for ILA Administration Units, ILA Service Units and
ILA
Cash Management Shares, respectively, to compensate service organizations for providing varying levels of account administration and unitholder/shareholder liaison services to their customers who are beneficial owners of such units.
The Administration, Service and Cash Management Shares Plans provide for compensation to the service organizations in an amount up to .15%, .40% and
 .50% (on an annualized basis), respectively, of the average daily net asset value of the respective units/shares.
 At June 30, 1999, the amounts owed to affiliates were as follows (in thousands):

                                  Distri-                      Over Reim-
                                  bution                       bursement
                                    and         Transfer       of "Other
 Portfolio       Management       Service        Agent         Expenses"        Total
Prime
 Obligations        $311            $19           $ 22            $ --          $  352
--------------------------------------------------------------------------------------
Money
 Market              530             --             61              --             591
--------------------------------------------------------------------------------------
Government           128             --             15              --             143
--------------------------------------------------------------------------------------
Treasury
 Obligations         182             --             21              --             203
--------------------------------------------------------------------------------------
Treasury
 Instruments         181             --             21              20             222
--------------------------------------------------------------------------------------
Federal              904             --            104              --           1,008
--------------------------------------------------------------------------------------
Tax-Exempt
 Diversified         467             --             53              --             520
--------------------------------------------------------------------------------------
Tax-Exempt
 California          195             --             23              --             218
--------------------------------------------------------------------------------------
Tax-Exempt
 New York             60             --              7              16              83

4. Line of Credit Facility
The Portfolios participated in a $250,000,000 uncommitted, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must have owned securities having a market value in excess of 300% of the total bank borrowings. Effective April 30, 1999, the Portfolios now participate in a $250,000,000 uncommitted unsecured revolving line of credit facility. Under the most restrictive arrangement, each Portfolio must own securities having a market value in excess of 400% of the total bank borrowings. These facilities are to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the Federal Funds rate. During the six months ended June 30, 1999, the Portfolios did not have any borrowings under any of these facilities.

5. Repurchase Agreements
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio's custodian.

6. Joint Repurchase Agreement Accounts
The ILA Portfolios, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements.
 At June 30, 1999, the Prime Obligations, Money Market, Government and Treasury Obligations Portfolios had undivided interests in the following joint repurchase agreement account, which equaled $227,600,000, $106,600,000, $117,900,000 and $215,500,000 in principal amount, respectively. At June 30, 1999, the repurchase agreements held in this joint account were fully collateralized by U.S. Treasury obligations.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

6. Joint Repurchase Agreement Accounts (continued)

  Principal             Interest                    Maturity                      Amortized
   Amount                 Rate                        Date                           Cost
----------------------------------------------------------------------------------------------
Barclays Bank
$ 500,000,000             4.85%                    07/01/1999                   $  500,000,000
Donaldson, Lufkin & Jenrette, Inc.
1,090,000,000             4.85                     07/01/1999                    1,090,000,000
SBC Warburg Dillon Read Corp.
1,573,800,000             4.85                     07/01/1999                    1,573,800,000
----------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                        $3,163,800,000
----------------------------------------------------------------------------------------------

At June 30, 1999, the Prime Obligations and Money Market Portfolios had undivided interests in the following joint repurchase agreement account II, which equaled $130,000,000 and $100,000,000 in principal amount, respectively. At June 30, 1999, the repurchase agreements held in this joint account II were fully collateralized by Federal Agency obligations.

 Principal             Interest                    Maturity                      Amortized
   Amount                Rate                        Date                           Cost
---------------------------------------------------------------------------------------------
ABN/AMRO, Inc.
$412,400,000             5.30%                    07/01/1999                   $  412,400,000
Banc of America Securities
 500,000,000             5.05                     07/01/1999                      500,000,000
Bear Stearns Companies, Inc.
 200,000,000             5.00                     07/01/1999                      200,000,000
---------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account II                                    $1,112,400,000
---------------------------------------------------------------------------------------------

7. Other Matters
Pursuant to an SEC exemptive order, certain of the Portfolios may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain annual limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
June 30, 1999
(Unaudited)
--------------------------------------------------------------------------------
8. Summary of Unit Transactions (at $1.00 per unit/share)

 Unit/share activity for the six months ended June 30, 1999 is as follows:


                                    Prime          Money
                                Obligations        Market       Government
                                 Portfolio       Portfolio      Portfolio
----------------------------------------------------------------------------
ILA units:
Units sold                      2,880,836,229   4,729,703,010   844,659,792
Reinvestment of dividends and
 distributions                     16,913,572      31,799,589     5,093,445
Units repurchased              (2,703,065,977) (4,756,862,478) (888,937,438)
                                         -----------------------------------
                                  194,683,824       4,640,121   (39,184,201)
----------------------------------------------------------------------------
ILA Administration units:
Units sold                        231,581,193     310,971,323    12,816,285
Reinvestment of dividends and
 distributions                        723,260       2,783,850       128,664
Units repurchased                (236,164,561)   (619,704,880)  (13,287,692)
                                         -----------------------------------
                                   (3,860,108)   (305,949,707)     (342,743)
----------------------------------------------------------------------------
ILA Service units:
Units sold                        918,324,359   1,713,844,482   162,234,499
Reinvestment of dividends and
 distributions                      2,145,698       4,443,755     1,700,934
Units repurchased                (914,194,060) (1,402,777,923) (183,432,167)
                                         -----------------------------------
                                    6,275,997     315,510,314   (19,496,734)
----------------------------------------------------------------------------
ILA Class B units:
Units sold                         15,995,192              --            --
Reinvestment of dividends and
 distributions                        226,658              --            --
Units repurchased                 (14,207,946)             --            --
                                         -----------------------------------
                                    2,013,904              --            --
----------------------------------------------------------------------------
ILA Class C units:
Units sold                         59,622,625              --            --
Reinvestment of dividends and
 distributions                        107,202              --            --
Units repurchased                 (60,354,381)             --            --
                                         -----------------------------------
                                     (624,554)             --            --
----------------------------------------------------------------------------
Cash Management shares:
Shares sold                                --              --            --
Reinvestment of dividends and
 distributions                             31              31            30
Shares repurchased                         --              --            --
                                         -----------------------------------
                                           31              31            30
----------------------------------------------------------------------------
Net increase (decrease) in
 units/shares                     198,489,094      14,200,759   (59,023,648)
----------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Treasury        Treasury                      Tax-Exempt      Tax-Exempt     Tax-Exempt
   Obligations     Instruments      Federal       Diversified      California      New York
    Portfolio       Portfolio      Portfolio       Portfolio       Portfolio      Portfolio
----------------------------------------------------------------------------------------------
   1,548,088,264    611,942,224   6,250,935,435   4,956,820,099   1,868,166,671   435,792,338
       9,635,471      4,686,600      54,593,637      20,824,590       7,699,053     1,772,012
  (1,811,440,816)  (733,511,769) (6,471,835,773) (5,116,294,146) (1,817,894,031) (373,070,851)
----------------------------------------------------------------------------------------------
    (253,717,081)  (116,882,945)   (166,306,701)   (138,649,457)     57,971,693    64,493,499
----------------------------------------------------------------------------------------------
     209,697,728    188,361,404     381,712,333      79,090,822      81,231,657   148,452,076
         250,409        702,362       2,309,973          28,411          23,748       227,425
    (212,169,232)  (233,654,110)   (688,521,421)    (79,468,468)    (66,634,163) (149,856,012)
----------------------------------------------------------------------------------------------
      (2,221,095)   (44,590,344)   (304,499,115)      (349,235)      14,621,242    (1,176,511)
----------------------------------------------------------------------------------------------
      75,027,939    318,800,272   1,517,166,057      44,332,384              --            --
          15,200         10,052       4,018,457         280,448              16            17
     (64,214,744)  (335,343,930) (1,292,173,419)    (55,444,171)             --            --
----------------------------------------------------------------------------------------------
      10,828,395    (16,533,606)    229,011,095     (10,831,339)             16            17
----------------------------------------------------------------------------------------------
              --             --              --              --              --            --
              --             --              --              --              --            --
              --             --              --              --              --            --
----------------------------------------------------------------------------------------------
              --             --              --              --              --            --
----------------------------------------------------------------------------------------------
              --             --              --              --              --            --
              --             --              --              --              --            --
              --             --              --              --              --            --
----------------------------------------------------------------------------------------------
              --             --              --              --              --            --
----------------------------------------------------------------------------------------------
              --             --              --              --              --            --
              --             --              --              16              15            15
              --             --              --              --              --            --
----------------------------------------------------------------------------------------------
              --             --              --              16              15            15
----------------------------------------------------------------------------------------------
    (245,109,781)  (178,006,895)   (241,794,721)   (149,830,015)     72,592,966    63,317,020
----------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
June 30, 1999
--------------------------------------------------------------------------------
8. Summary of Unit/Share Transactions (at $1.00 per unit/share)

  Unit/share activity for the year ended December 31, 1998 is as follows:

                                  Prime           Money
                               Obligations        Market        Government
                                Portfolio       Portfolio       Portfolio
-----------------------------------------------------------------------------
  ILA units:
  Units sold                   6,177,432,624   7,328,543,666   2,248,582,578
  Reinvestment of dividends
   and distributions              33,879,763      50,879,300      11,318,661
  Units repurchased           (6,240,532,870) (6,835,202,589) (2,337,115,041)
                                        -------------------------------------
                                 (29,220,483)    544,220,377     (77,213,802)
-----------------------------------------------------------------------------
  ILA Administration units:
  Units sold                     406,909,760   3,620,680,668      27,916,421
  Reinvestment of dividends
   and distributions               1,717,460      15,903,189         267,130
  Units repurchased             (397,939,174) (3,629,736,620)    (30,683,670)
                                        -------------------------------------
                                  10,688,046       6,847,237      (2,500,119)
-----------------------------------------------------------------------------
  ILA Service units:
  Units sold                   1,818,720,552     152,171,059     316,716,890
  Reinvestment of dividends
   and distributions               3,921,578         346,424       3,946,493
  Units repurchased           (1,781,652,723)   (140,684,546)   (298,729,831)
                                        -------------------------------------
                                  40,989,407      11,832,937      21,933,552
-----------------------------------------------------------------------------
  ILA Class B units:
  Units sold                      29,480,688              --              --
  Reinvestment of dividends
   and distributions                 179,458              --              --
  Units repurchased              (16,822,007)             --              --
                                        -------------------------------------
                                  12,838,139              --              --
-----------------------------------------------------------------------------
  ILA Class C units:
  Units sold                     110,368,103              --              --
  Reinvestment of dividends
   and distributions                  85,079              --              --
  Units repurchased             (105,535,726)             --              --
                                        -------------------------------------
                                   4,917,456              --              --
-----------------------------------------------------------------------------
  Cash Management shares:(a)
  Shares sold                          1,501           1,501           1,501
  Reinvestment of dividends
   and distributions                      42              42              40
  Shares repurchased                      --              --              --
                                        -------------------------------------
                                       1,543           1,543           1,541
-----------------------------------------------------------------------------
  Net increase (decrease) in
   units/shares                   40,214,108     562,902,094     (57,778,828)
-----------------------------------------------------------------------------

(a) Cash Management shares activity commenced May 1, 1998.

---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Treasury         Treasury                        Tax-Exempt       Tax-Exempt     Tax-Exempt
   Obligations      Instruments        Federal        Diversified      California      New York
    Portfolio        Portfolio        Portfolio        Portfolio       Portfolio      Portfolio
--------------------------------------------------------------------------------------------------
   4,007,287,255    1,803,189,385   11,530,501,990   10,877,493,043   3,322,147,594   649,511,937
      16,031,743       13,367,625       98,365,419       46,502,366      17,860,780     3,220,163
  (3,879,141,368)  (1,805,323,856) (11,053,721,006) (10,841,198,835) (3,346,494,972) (633,071,531)
--------------------------------------------------------------------------------------------------
     144,177,630       11,233,154      575,146,403       82,796,574      (6,486,598)   19,660,569
--------------------------------------------------------------------------------------------------
     734,426,070      445,049,864    3,555,390,187      119,262,415      16,409,041   297,995,181
         560,922          997,460       15,683,011           98,573             --        665,491
    (778,684,770)    (413,030,451)  (3,592,776,813)    (120,818,081)    (16,257,163) (309,073,784)
--------------------------------------------------------------------------------------------------
     (43,697,778)      33,016,873      (21,703,615)      (1,457,093)        151,878   (10,413,112)
--------------------------------------------------------------------------------------------------
     672,512,357      964,026,068      273,279,701       85,559,282              --            --
         732,490           50,167          195,188          623,293              37            40
    (741,949,229)    (885,346,553)    (254,021,260)     (78,845,791)             --            --
--------------------------------------------------------------------------------------------------
     (68,704,382)      78,729,682       19,453,629        7,336,784              37            40
--------------------------------------------------------------------------------------------------
              --               --               --               --              --            --
              --               --               --               --              --            --
              --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
              --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
              --               --               --               --              --            --
              --               --               --               --              --            --
              --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
              --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
              --               --               --            1,501           1,501         1,501
              --               --               --               23              20            22
              --               --               --               --              --            --
--------------------------------------------------------------------------------------------------
              --               --               --            1,524           1,521         1,523
--------------------------------------------------------------------------------------------------
      31,775,470      122,979,709      572,896,417       88,677,789      (6,333,162)    9,249,020
--------------------------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights
Selected Data for a Unit/Share Outstanding Throughout Each Period
Prime Obligations Portfolio
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                  Net asset                          Net asset             assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end of   expenses to   income to
                  beginning investment   to unit/       end      Total       period   average net  average net
                  of period income(a)  shareholders  of period return(b)   (in 000's)    assets       assets
                      -----------------------------------------------------------------------------------------
For the Six Months Ended June 30,
(Unaudited)
---------------------------------
1999-ILA units..    $1.00     $0.02       $(0.02)      $1.00     4.70%(c)  $1,031,911     0.43%(c)     4.60%(c)
1999-ILA
Administration
units...........     1.00      0.02        (0.02)       1.00     4.55(c)       34,938     0.58(c)      4.46(c)
1999-ILA Service
units...........     1.00      0.02        (0.02)       1.00     4.29(c)      125,581     0.83(c)      4.21(c)
1999-ILA B
units...........     1.00      0.02        (0.02)       1.00     3.66(c)       16,426     1.43(c)      3.62(c)
1999-ILA C
units...........     1.00      0.02        (0.02)       1.00     3.66(c)        6,190     1.43(c)      3.62(c)
1999-Cash
Management
shares..........     1.00      0.02        (0.02)       1.00     4.11(c)            2     1.00(c)      4.26(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..     1.00      0.05        (0.05)       1.00     5.32         837,185     0.43         5.19
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.16          38,836     0.58         5.05
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.90         119,309     0.83         4.79
1998-ILA B
units...........     1.00      0.04        (0.04)       1.00     4.27          14,412     1.43         4.07
1998-ILA C
units...........     1.00      0.04        (0.04)       1.00     4.27           6,814     1.43         4.13
1998-Cash
Management
shares
(commenced
May 1)..........     1.00      0.03        (0.03)       1.00     4.69(c)            2     0.93(c)      4.81(c)
---------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.38         866,445     0.42         5.24
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.22          28,110     0.57         5.11
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.96          78,316     0.82         4.85
1997-ILA B
units...........     1.00      0.04        (0.04)       1.00     4.33           1,574     1.42         4.33
1997-ILA C units
(commenced
August 15)......     1.00      0.04        (0.04)       1.00     4.41(c)        1,897     1.42(c)      4.39(c)
---------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.22       1,154,787     0.41         5.11
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.06          23,738     0.56         4.97
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.80          84,707     0.81         4.74
1996-ILA B units
(commenced
May 8)..........     1.00      0.03        (0.03)       1.00     3.97(c)          346     1.41(c)      4.09(c)
---------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.79       1,261,251     0.41         5.66
1995-ILA
Administration
units...........     1.00      0.06        (0.06)       1.00     5.63          63,018     0.56         5.51
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.37         227,233     0.81         5.22
---------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.04        (0.04)       1.00     4.07       1,963,846     0.40         3.94
1994-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.91         149,234     0.55         3.79
1994-ILA Service
units...........     1.00      0.04        (0.04)       1.00     3.66         170,453     0.80         3.65
                  Ratios assuming no waiver
                   of fees and no expense
                         limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses to   income to
                  average net  average net
                     assets       assets
                      -----------------------------------------------------------------------------------------
For the Six Months Ended June 30,
(Unaudited)
---------------------------------
1999-ILA units..      0.43%(c)     4.60%(c)
1999-ILA
Administration
units...........      0.58(c)      4.46(c)
1999-ILA Service
units...........      0.83(c)      4.21(c)
1999-ILA B
units...........      1.43(c)      3.62(c)
1999-ILA C
units...........      1.43(c)      3.62(c)
1999-Cash
Management
shares..........      1.43(c)      3.83(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.43         5.19
1998-ILA
Administration
units...........      0.58         5.05
1998-ILA Service
units...........      0.83         4.79
1998-ILA B
units...........      1.43         4.07
1998-ILA C
units...........      1.43         4.13
1998-Cash
Management
shares
(commenced
May 1)..........      1.43(c)      4.31(c)
---------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.43         5.23
1997-ILA
Administration
units...........      0.58         5.10
1997-ILA Service
units...........      0.83         4.84
1997-ILA B
units...........      1.43         4.32
1997-ILA C units
(commenced
August 15)......      1.43(c)      4.38(c)
---------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         5.09
1996-ILA
Administration
units...........      0.58         4.95
1996-ILA Service
units...........      0.83         4.72
1996-ILA B units
(commenced
May 8)..........      1.43(c)      4.07(c)
---------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.43         5.64
1995-ILA
Administration
units...........      0.58         5.49
1995-ILA Service
units...........      0.83         5.20
---------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.42         3.92
1994-ILA
Administration
units...........      0.57         3.77
1994-ILA Service
units...........      0.82         3.63

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Money Market Portfolio
-------------------------------------------------------------------------------

                                                                                 Net                  Ratio of net
                     Net asset                          Net asset             assets at  Ratio of net  investment
                     value at     Net     Distributions value at                 end     expenses to   income to
                     beginning investment   to unit/       end      Total     of period  average net  average net
                     of period income(a)  shareholders  of period return(b)   (in 000's)    assets       assets
                      --------------------------------------------------------------------------------------------
For the Six Months Ended June 30,
(Unaudited)
---------------------------------
1999-ILA units..       $1.00     $0.02       $(0.02)      $1.00     4.72%(c)  $1,354,957     0.41%(c)     4.61%(c)
1999-ILA
Administration
units...........        1.00      0.02        (0.02)       1.00     4.56(c)        8,377     0.56(c)      4.61(c)
1999-ILA Service
units...........        1.00      0.02        (0.02)       1.00     4.30(c)      347,860     0.81(c)      4.19(c)
1999-Cash
Management
shares..........        1.00      0.02        (0.02)       1.00     4.13(c)            2     0.98(c)      4.26(c)
------------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..        1.00      0.05        (0.05)       1.00     5.33       1,350,317     0.40         5.17
1998-ILA
Administration
units...........        1.00      0.05        (0.05)       1.00     5.17         314,327     0.55         5.04
1998-ILA Service
units...........        1.00      0.05        (0.05)       1.00     4.91          32,349     0.80         4.79
1998-Cash
Management
shares
(commenced May 1)..     1.00      0.03        (0.03)       1.00     4.69(c)            2     0.90(c)      4.80(c)
------------------------------------------------------------------------------------------------------------------
1997-ILA units..        1.00      0.05        (0.05)       1.00     5.43         806,096     0.37         5.31
1997-ILA
Administration
units...........        1.00      0.05        (0.05)       1.00     5.28         307,480     0.52         5.15
1997-ILA Service
units...........        1.00      0.05        (0.05)       1.00     5.01          20,517     0.77         4.90
------------------------------------------------------------------------------------------------------------------
1996-ILA units..        1.00      0.05        (0.05)       1.00     5.27         703,097     0.36         5.15
1996-ILA
Administration
units...........        1.00      0.05        (0.05)       1.00     5.12         257,258     0.51         5.00
1996-ILA Service
units...........        1.00      0.05        (0.05)       1.00     4.86          28,845     0.76         4.75
------------------------------------------------------------------------------------------------------------------
1995-ILA units..        1.00      0.06        (0.06)       1.00     5.85         574,155     0.36         5.71
1995-ILA
Administration
units...........        1.00      0.06        (0.06)       1.00     5.69         164,422     0.51         5.55
1995-ILA Service
units...........        1.00      0.05        (0.05)       1.00     5.43          23,080     0.76         5.29
------------------------------------------------------------------------------------------------------------------
1994-ILA units..        1.00      0.04        (0.04)       1.00     4.13         559,470     0.35         4.01
1994-ILA
Administration
units...........        1.00      0.04        (0.04)       1.00     3.98         145,867     0.50         3.88
1994-ILA Service
units...........        1.00      0.04        (0.04)       1.00     3.72          21,862     0.75         3.61
                        Ratios assuming no
                       waiver of fees and no
                        expense limitations
                     -------------------------
                                  Ratio of net
                     Ratio of net  investment
                     expenses  to  income to
                     average net  average net
                        assets       assets
                      --------------------------------------------------------------------------------------------
For the Six Months Ended June 30,
(Unaudited)
---------------------------------
1999-ILA units..         0.41%(c)     4.61%(c)
1999-ILA
Administration
units...........         0.56(c)      4.61(c)
1999-ILA Service
units...........         0.81(c)      4.19(c)
1999-Cash
Management
shares..........         1.41(c)      3.83(c)
------------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..         0.43         5.14
1998-ILA
Administration
units...........         0.58         5.01
1998-ILA Service
units...........         0.83         4.76
1998-Cash
Management
shares
(commenced May 1)..      1.43(c)      4.27(c)
------------------------------------------------------------------------------------------------------------------
1997-ILA units..         0.42         5.26
1997-ILA
Administration
units...........         0.57         5.10
1997-ILA Service
units...........         0.82         4.85
------------------------------------------------------------------------------------------------------------------
1996-ILA units..         0.43         5.08
1996-ILA
Administration
units...........         0.58         4.93
1996-ILA Service
units...........         0.83         4.68
------------------------------------------------------------------------------------------------------------------
1995-ILA units..         0.42         5.65
1995-ILA
Administration
units...........         0.57         5.49
1995-ILA Service
units...........         0.82         5.23
------------------------------------------------------------------------------------------------------------------
1994-ILA units..         0.43         3.93
1994-ILA
Administration
units...........         0.58         3.80
1994-ILA Service
units...........         0.83         3.53

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Government Portfolio
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                  Net asset                          Net asset             assets at  Ratio of net  investment
                  value at     Net     Distributions value at                 end     expenses to   income to
                  beginning investment   to unit/       end      Total     of period  average net  average net
                  of period income(a)  shareholders  of period return(b)   (in 000's)    assets       assets
                      -----------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-ILA units..    $1.00     $0.02       $(0.02)      $1.00     4.56%(c)   $344,059      0.43%(c)     4.47%(c)
1999-ILA
Administration
units...........     1.00      0.02        (0.02)       1.00     4.40(c)       7,349      0.58(c)      4.31(c)
1999-ILA Service
units...........     1.00      0.02        (0.02)       1.00     4.14(c)      86,236      0.83(c)      4.05(c)
1999-Cash
Management
shares..........     1.00      0.02        (0.02)       1.00     3.97(c)           2      1.00(c)      4.14(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..     1.00      0.05        (0.05)       1.00     5.21        383,243      0.43         5.09
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.05          7,692      0.58         4.94
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.79        105,732      0.83         4.67
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.03        (0.03)       1.00     4.57(c)           2      0.93(c)      4.60(c)
---------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.31        460,457      0.42         5.16
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.15         10,192      0.57         4.98
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.89         83,799      0.82         4.78
---------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.15        694,651      0.41         5.04
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.99         36,055      0.56         4.89
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.73         94,228      0.81         4.63
---------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.77        570,469      0.41         5.62
1995-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.62         47,558      0.56         5.49
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.35         85,401      0.81         5.19
---------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.04        (0.04)       1.00     3.94        881,520      0.40         3.78
1994-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.79         95,483      0.55         3.62
1994-ILA Service
units...........     1.00      0.04        (0.04)       1.00     3.53        156,930      0.80         3.50
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      -----------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-ILA units..      0.47%(c)     4.43%(c)
1999-ILA
Administration
units...........      0.62(c)      4.27(c)
1999-ILA Service
units...........      0.87(c)      4.01(c)
1999-Cash
Management
shares..........      1.47(c)      3.67(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.45         5.07
1998-ILA
Administration
units...........      0.60         4.92
1998-ILA Service
units...........      0.85         4.65
1998-Cash
Management
shares
(commenced May
1)..............      1.45(c)      4.08(c)
---------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         5.16
1997-ILA
Administration
units...........      0.57         4.98
1997-ILA Service
units...........      0.82         4.78
---------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.44         5.01
1996-ILA
Administration
units...........      0.59         4.86
1996-ILA Service
units...........      0.84         4.60
---------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.43         5.60
1995-ILA
Administration
units...........      0.58         5.47
1995-ILA Service
units...........      0.83         5.17
---------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.44         3.74
1994-ILA
Administration
units...........      0.59         3.58
1994-ILA Service
units...........      0.84         3.46

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.


-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Obligations Portfolio
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                  Net asset                          Net asset             assets at  Ratio of net  investment
                  value at     Net     Distributions value at                 end     expenses to   income to
                  beginning investment      to          end      Total     of period  average net  average net
                  of period income(a)   unitholders  of period return(b)   (in 000's)    assets       assets
                      -----------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-ILA units..    $1.00     $0.02       $(0.02)      $1.00     4.45%(c)  $ 480,787      0.43%(c)     4.34%(c)
1999-ILA
Administration
units...........     1.00      0.02        (0.02)       1.00     4.29(c)      78,237      0.58(c)      4.20(c)
1999-ILA Service
units...........     1.00      0.02        (0.02)       1.00     4.03(c)      46,257      0.83(c)      3.94(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..     1.00      0.05        (0.05)       1.00     5.15        734,553      0.42         4.96
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.99         80,464      0.57         4.88
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.73         35,432      0.82         4.67
---------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.26        590,381      0.42         5.12
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.10        124,159      0.57         4.99
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.84        104,133      0.82         4.73
---------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.11        574,734      0.41         4.98
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.95        108,850      0.56         4.83
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.69        123,483      0.81         4.59
---------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.73        711,209      0.41         5.51
1995-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.57         92,643      0.56         5.37
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.31        119,692      0.81         5.11
---------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.04        (0.04)       1.00     3.91        713,816      0.40         3.77
1994-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.75         97,626      0.55         3.68
1994-ILA Service
units...........     1.00      0.03        (0.03)       1.00     3.49        108,972      0.80         3.40
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      -----------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-ILA units..      0.43%(c)     4.34%(c)
1999-ILA
Administration
units...........      0.58(c)      4.20(c)
1999-ILA Service
units...........      0.83(c)      3.94(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.43         4.95
1998-ILA
Administration
units...........      0.58         4.87
1998-ILA Service
units...........      0.83         4.66
---------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         5.12
1997-ILA
Administration
units...........      0.57         4.99
1997-ILA Service
units...........      0.82         4.73
---------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         4.96
1996-ILA
Administration
units...........      0.58         4.81
1996-ILA Service
units...........      0.83         4.57
---------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.43         5.49
1995-ILA
Administration
units...........      0.58         5.35
1995-ILA Service
units...........      0.83         5.09
---------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.44         3.73
1994-ILA
Administration
units...........      0.59         3.64
1994-ILA Service
units...........      0.84         3.35

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Treasury Instruments Portfolio
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                  Net asset                          Net asset             assets at  Ratio of net  investment
                  value at     Net     Distributions value at                 end     expenses to   income to
                  beginning investment      to          end      Total     of period  average net  average net
                  of period income(a)   unitholders  of period return(b)   (in 000's)    assets       assets
                      -----------------------------------------------------------------------------------------
For the Six
Months Ended
June 30,
(Unaudited)
------------
1999-ILA units..    $1.00     $0.02       $(0.02)      $1.00     4.24%(c)   $224,596      0.43%(c)     4.14%(c)
1999-ILA
Administration
units...........     1.00      0.02        (0.02)       1.00     4.09(c)      87,096      0.58(c)      3.99(c)
1999-ILA Service
units...........     1.00      0.02        (0.02)       1.00     3.83(c)     357,598      0.83(c)      3.74(c)
---------------------------------------------------------------------------------------------------------------
For the Years
Ended December
31,
--------------
1998-ILA units..     1.00      0.05        (0.05)       1.00     4.96        341,476      0.30         4.83
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.80        131,685      0.45         4.68
1998-ILA Service
units...........     1.00      0.04        (0.04)       1.00     4.54        374,128      0.70         4.43
---------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.17        330,241      0.22         5.02
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.01         98,667      0.37         4.88
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.75        295,404      0.62         4.63
---------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.10        708,999      0.21         4.96
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     4.95        137,706      0.36         4.82
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.68        383,901      0.61         4.56
---------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.70        586,294      0.21         5.50
1995-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.54         68,713      0.36         5.34
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.28        123,254      0.61         5.00
---------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.04        (0.04)       1.00     4.01        547,351      0.20         3.96
1994-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.85         64,388      0.35         3.97
1994-ILA Service
units...........     1.00      0.04        (0.04)       1.00     3.59         74,451      0.60         3.72
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      -----------------------------------------------------------------------------------------
For the Six
Months Ended
June 30,
(Unaudited)
------------
1999-ILA units..      0.43%(c)     4.14%(c)
1999-ILA
Administration
units...........      0.58(c)      3.99(c)
1999-ILA Service
units...........      0.83(c)      3.74(c)
---------------------------------------------------------------------------------------------------------------
For the Years
Ended December
31,
--------------
1998-ILA units..      0.43         4.70
1998-ILA
Administration
units...........      0.58         4.55
1998-ILA Service
units...........      0.83         4.30
---------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         4.82
1997-ILA
Administration
units...........      0.57         4.68
1997-ILA Service
units...........      0.82         4.43
---------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         4.74
1996-ILA
Administration
units...........      0.58         4.60
1996-ILA Service
units...........      0.83         4.34
---------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.44         5.27
1995-ILA
Administration
units...........      0.59         5.11
1995-ILA Service
units...........      0.84         4.77
---------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.43         3.73
1994-ILA
Administration
units...........      0.58         3.74
1994-ILA Service
units...........      0.83         3.49

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.

-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit Outstanding Throughout Each Period
Federal Portfolio
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                  Net asset                          Net asset             assets at  Ratio of net  investment
                  value at     Net     Distributions value at                 end     expenses to   income to
                  beginning investment      to          end      Total     of period  average net  average net
                  of period income(a)   unitholders  of period return(b)   (in 000's)    assets       assets
                      -----------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-ILA units..    $1.00     $0.02       $(0.02)      $1.00     4.61%(c)  $2,459,398     0.41%(c)     4.51%(c)
1999-ILA
Administration
units...........     1.00      0.02        (0.02)       1.00     4.45(c)      203,798     0.56(c)      4.39(c)
1999-ILA Service
units...........     1.00      0.02        (0.02)       1.00     4.19(c)      283,004     0.81(c)      4.09(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..     1.00      0.05        (0.05)       1.00     5.25       2,625,705     0.34         5.10
1998-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.09         508,297     0.49         4.97
1998-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.83          53,994     0.74         4.71
---------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.05        (0.05)       1.00     5.40       2,050,559     0.27         5.26
1997-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.24         530,001     0.42         5.11
1997-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.98          34,540     0.67         4.83
---------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.05        (0.05)       1.00     5.24       2,303,677     0.26         5.13
1996-ILA
Administration
units...........     1.00      0.05        (0.05)       1.00     5.09         794,537     0.41         4.98
1996-ILA Service
units...........     1.00      0.05        (0.05)       1.00     4.83         192,416     0.66         4.73
---------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.06        (0.06)       1.00     5.83       1,731,935     0.26         5.69
1995-ILA
Administration
units...........     1.00      0.06        (0.06)       1.00     5.67         516,917     0.41         5.50
1995-ILA Service
units...........     1.00      0.05        (0.05)       1.00     5.41         102,576     0.66         5.22
---------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.04        (0.04)       1.00     4.11       1,625,567     0.25         4.07
1994-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.95         329,896     0.40         3.88
1994-ILA Service
units...........     1.00      0.04        (0.04)       1.00     3.69          15,539     0.65         3.92
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      -----------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-ILA units..      0.41%(c)     4.51%(c)
1999-ILA
Administration
units...........      0.56(c)      4.39(c)
1999-ILA Service
units...........      0.81(c)      4.09(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.42         5.02
1998-ILA
Administration
units...........      0.57         4.89
1998-ILA Service
units...........      0.82         4.63
---------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.41         5.12
1997-ILA
Administration
units...........      0.56         4.97
1997-ILA Service
units...........      0.81         4.69
---------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         4.96
1996-ILA
Administration
units...........      0.58         4.81
1996-ILA Service
units...........      0.83         4.56
---------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.42         5.53
1995-ILA
Administration
units...........      0.57         5.34
1995-ILA Service
units...........      0.82         5.06
---------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.42         3.90
1994-ILA
Administration
units...........      0.57         3.71
1994-ILA Service
units...........      0.82         3.75

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt Diversified Portfolio
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                  Net asset                          Net asset             assets at  Ratio of net  investment
                  value at     Net     Distributions value at                end of   expenses to   income to
                  beginning investment   to unit/       end      Total       period   average net  average net
                  of period income(a)  shareholders  of period return(b)   (in 000's)    assets       assets
                      -----------------------------------------------------------------------------------------
For the Six Months Ended June 30,
(Unaudited)
---------------------------------
1999-ILA units..    $1.00     $0.01       $(0.01)      $1.00     2.74%(c)  $1,423,638     0.41%(c)     2.70%(c)
1999-ILA
Administration
units...........     1.00      0.01        (0.01)       1.00     2.59(c)       26,161     0.56(c)      2.52(c)
1999-ILA Service
units...........     1.00      0.01        (0.01)       1.00     2.34(c)       27,019     0.81(c)      2.29(c)
1999-Cash
Management
shares..........     1.00      0.01        (0.01)       1.00     2.16(c)            1     0.98(c)      2.50(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..     1.00      0.03        (0.03)       1.00     3.17       1,562,285     0.35         3.12
1998-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.02          26,509     0.50         2.98
1998-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.76          37,850     0.75         2.72
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.02        (0.02)       1.00     2.61(c)            2     0.85(c)      2.66(c)
---------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.03        (0.03)       1.00     3.39       1,479,486     0.32         3.33
1997-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.23          27,967     0.47         3.16
1997-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.97          30,513     0.72         2.97
---------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.03        (0.03)       1.00     3.25       1,514,443     0.31         3.20
1996-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.09          59,097     0.46         3.06
1996-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.84          28,921     0.71         2.79
---------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.04        (0.04)       1.00     3.72       1,342,585     0.31         3.65
1995-ILA
Administration
units...........     1.00      0.04        (0.04)       1.00     3.57          48,773     0.46         3.51
1995-ILA Service
units...........     1.00      0.03        (0.03)       1.00     3.31          49,647     0.71         3.24
---------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.03        (0.03)       1.00     2.71       1,434,965     0.30         2.64
1994-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     2.55          97,778     0.45         2.50
1994-ILA Service
units...........     1.00      0.02        (0.02)       1.00     2.30          36,492     0.70         2.20
                  Ratios assuming no waiver
                   of fees and no expense
                         limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses to   income to
                  average net  average net
                     assets       assets
                      -----------------------------------------------------------------------------------------
For the Six Months Ended June 30,
(Unaudited)
---------------------------------
1999-ILA units..      0.41%(c)     2.70%(c)
1999-ILA
Administration
units...........      0.56(c)      2.52(c)
1999-ILA Service
units...........      0.81(c)      2.29(c)
1999-Cash
Management
shares..........      1.41(c)      2.07(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.41         3.06
1998-ILA
Administration
units...........      0.56         2.92
1998-ILA Service
units...........      0.81         2.66
1998-Cash
Management
shares
(commenced May
1)..............      1.41(c)      2.10(c)
---------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.41         3.24
1997-ILA
Administration
units...........      0.56         3.07
1997-ILA Service
units...........      0.81         2.88
---------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.41         3.10
1996-ILA
Administration
units...........      0.56         2.96
1996-ILA Service
units...........      0.81         2.69
---------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.42         3.54
1995-ILA
Administration
units...........      0.57         3.40
1995-ILA Service
units...........      0.82         3.13
---------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.41         2.53
1994-ILA
Administration
units...........      0.56         2.39
1994-ILA Service
units...........      0.81         2.09

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt California Portfolio
-------------------------------------------------------------------------------

                                                                             Net                  Ratio of net
                  Net asset                         Net asset             assets at  Ratio of net  investment
                  value at     Net     Distribution value at                end of   expenses to   income to
                  beginning investment   to unit/      end      Total       period   average net  average net
                  of period income(a)  shareholders of period return(b)   (in 000's)    assets       assets
                      ----------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-ILA units..    $1.00     $0.01       $(0.01)     $1.00     2.53%(c)   $642,563      0.41%(c)     2.49%(c)
1999-ILA
Administration
units...........     1.00      0.01        (0.01)      1.00     2.37(c)      15,133      0.56(c)      2.34(c)
1999-ILA Service
units...........     1.00      0.01        (0.01)      1.00     2.12(c)           2      0.81(c)      2.21(c)
1999-Cash
Management
shares..........     1.00      0.01        (0.01)      1.00     1.95(c)           1      0.98(c)      2.11(c)
--------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..     1.00      0.03        (0.03)      1.00     2.84        584,615      0.41         2.79
1998-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     2.68            512      0.56         2.84
1998-ILA Service
units...........     1.00      0.02        (0.02)      1.00     2.43              2      0.81         2.48
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.02        (0.02)      1.00     2.25(c)           2      0.91(c)      2.37(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.03        (0.03)      1.00     3.15        591,003      0.42         3.10
1997-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     3.00            360      0.57         2.98
1997-ILA Service
units (Re-
commenced
September 1)....     1.00      0.01        (0.01)      1.00     2.87(c)           2      0.82(c)      2.90(c)
--------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.03        (0.03)      1.00     3.03        440,476      0.41         2.99
1996-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     2.88            142      0.56         2.84
--------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.03        (0.03)      1.00     3.55        346,728      0.41         3.49
1995-ILA
Administration
units...........     1.00      0.03        (0.03)      1.00     3.40             61      0.56         3.32
--------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.03        (0.03)      1.00     2.53        227,399      0.40         2.50
1994-ILA
Administration
units...........     1.00      0.02        (0.02)      1.00     2.37            790      0.55         2.33
                  Ratios assuming no waiver
                   of fees and no expense
                         limitations
                  -------------------------
                               Ratio of net
                  Ratio of net  investment
                  expenses to   income to
                  average net  average net
                     assets       assets
                      ----------------------------------------------------------------------------------------
For the Six Months Ended June 30, (Unaudited)
---------------------------------------------
1999-ILA units..      0.42%(c)     2.48%(c)
1999-ILA
Administration
units...........      0.57(c)      2.33(c)
1999-ILA Service
units...........      0.82(c)      2.20(c)
1999-Cash
Management
shares..........      1.42(c)      1.67(c)
--------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.41         2.79
1998-ILA
Administration
units...........      0.56         2.84
1998-ILA Service
units...........      0.81         2.48
1998-Cash
Management
shares
(commenced May
1)..............      1.41(c)      1.87(c)
--------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.42         3.10
1997-ILA
Administration
units...........      0.57         2.98
1997-ILA Service
units (Re-
commenced
September 1)....      0.82(c)      2.90(c)
--------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.42         2.98
1996-ILA
Administration
units...........      0.57         2.83
--------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.41         3.49
1995-ILA
Administration
units...........      0.56         3.32
--------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.41         2.49
1994-ILA
Administration
units...........      0.56         2.32

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.


-------------------------------------------------------------------------------

Goldman Sachs Trust--Institutional Liquid Assets Portfolios
-------------------------------------------------------------------------------
Financial Highlights (continued)
Selected Data for a Unit/Share Outstanding Throughout Each Period
Tax-Exempt New York Portfolio
-------------------------------------------------------------------------------

                                                                              Net                  Ratio of net
                  Net asset                          Net asset             assets at  Ratio of net  investment
                  value at     Net     Distributions value at                 end     expenses to   income to
                  beginning investment   to unit/       end      Total     of period  average net  average net
                  of period income(a)  shareholders  of period return(b)   (in 000's)    assets       assets
                      -----------------------------------------------------------------------------------------
For the Six
Months Ended
June 30, (Unau-
dited)
---------------
1999-ILA units..    $1.00     $0.01       $(0.01)      $1.00     2.60%(c)   $187,049      0.43%(c)     2.59%(c)
1999-ILA
Administration
units...........     1.00      0.01        (0.01)       1.00     2.45(c)      20,404      0.58(c)      2.43(c)
1999-ILA Service
units...........     1.00      0.01        (0.01)       1.00     2.19(c)           2      0.83(c)      2.33(c)
1999-Cash
Management
shares..........     1.00      0.01        (0.01)       1.00     2.02(c)           2      1.00(c)      2.24(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..     1.00      0.03        (0.03)       1.00     3.02        122,550      0.36         2.96
1998-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     2.87         21,580      0.51         2.85
1998-ILA Service
units...........     1.00      0.03        (0.03)       1.00     2.61              2      0.76         2.61
1998-Cash
Management
shares
(commenced May
1)..............     1.00      0.02        (0.02)       1.00     2.46(c)           1      0.86(c)      2.56(c)
---------------------------------------------------------------------------------------------------------------
1997-ILA units..     1.00      0.03        (0.03)       1.00     3.29        102,887      0.33         3.24
1997-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.14         31,993      0.48         3.09
1997-ILA Service
units (commenced
September 15)...     1.00      0.01        (0.01)       1.00     3.02(c)           2      0.73(c)      3.04(c)
---------------------------------------------------------------------------------------------------------------
1996-ILA units..     1.00      0.03        (0.03)       1.00     3.05         70,175      0.32         3.01
1996-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     2.90         44,319      0.47         2.88
---------------------------------------------------------------------------------------------------------------
1995-ILA units..     1.00      0.03        (0.03)       1.00     3.51         90,537      0.30         3.44
1995-ILA
Administration
units...........     1.00      0.03        (0.03)       1.00     3.35         26,724      0.45         3.28
---------------------------------------------------------------------------------------------------------------
1994-ILA units..     1.00      0.03        (0.03)       1.00     2.56         84,517      0.24         2.62
1994-ILA
Administration
units...........     1.00      0.02        (0.02)       1.00     2.41         38,970      0.39         2.47
                     Ratios assuming no
                    waiver of fees and no
                     expense limitations
                  -------------------------
                    Ratio of   Ratio of net
                      net       investment
                  expenses  to  income to
                  average net  average net
                     assets       assets
                      -----------------------------------------------------------------------------------------
For the Six
Months Ended
June 30, (Unau-
dited)
---------------
1999-ILA units..      0.45%(c)     2.57%(c)
1999-ILA
Administration
units...........      0.60(c)      2.41(c)
1999-ILA Service
units...........      0.85(c)      2.31(c)
1999-Cash
Management
shares..........      1.45(c)      1.79(c)
---------------------------------------------------------------------------------------------------------------
For the Years Ended December 31,
--------------------------------
1998-ILA units..      0.51         2.81
1998-ILA
Administration
units...........      0.66         2.70
1998-ILA Service
units...........      0.91         2.46
1998-Cash
Management
shares
(commenced May
1)..............      1.51(c)      1.91(c)
---------------------------------------------------------------------------------------------------------------
1997-ILA units..      0.43         3.14
1997-ILA
Administration
units...........      0.58         2.99
1997-ILA Service
units (commenced
September 15)...      0.83(c)      2.94(c)
---------------------------------------------------------------------------------------------------------------
1996-ILA units..      0.43         2.90
1996-ILA
Administration
units...........      0.58         2.77
---------------------------------------------------------------------------------------------------------------
1995-ILA units..      0.44         3.30
1995-ILA
Administration
units...........      0.59         3.14
---------------------------------------------------------------------------------------------------------------
1994-ILA units..      0.47         2.39
1994-ILA
Administration
units...........      0.62         2.24

----
(a) Calculated based on the average units outstanding methodology.
(b) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(c) Annualized.
-------------------------------------------------------------------------------

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---------------------------------------  ---------------------------------------

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---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Institutional Liquid Assets Prospectus which contains facts concerning each Portfolio's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel


OFFICERS
Douglas C. Grip, President
Jesse H. Cole, Vice President
James A. Fitzpatrick, Vice President
Anne E. Marcel, Vice President
John M. Perlowski, Treasurer
Adrien E. Deberghes, Jr., Assistant Treasurer
Philip V. Giuca, Jr., Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary
Valerie A. Zondorak, Assistant Secretary

GOLDMAN SACHS
Investment Adviser,
Distributor and Transfer Agent

                                       Goldman Sachs Funds
                                       32 Old Slip, 24th Floor [LOGO]Goldman
ILA/SAR 06/99                           New York, NY 10005           Sachs